Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 8.0%
Security	Principal Amount (000's omitted)	Value
AIMCO CLO 11 Ltd., Series 2020-11A, Class D1R2, 6.832%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	$3,000	$ 3,011,640
Babson CLO Ltd., Series 2022-4A, Class D1R, 7.134%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	2,000	2,014,850
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 6.955%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	2,000	2,013,344
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, 8.405%, (3 mo. SOFR + 4.50%), 7/15/37(1)(2)	1,000	1,006,738
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER2, 8.605%, (3 mo. SOFR + 4.70%), 10/15/38(1)(2)	4,500	4,452,426
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.784%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	2,000	1,975,714
Benefit Street Partners CLO XXXII Ltd., Series 2023-32A, Class ER, 8.56%, (3 mo. SOFR + 4.70%), 10/25/38(1)(2)	2,000	1,978,720
BlueMountain CLO Ltd.:
Series 2016-3A, Class ER, 10.063%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	2,000	1,941,924
Series 2018-1A, Class E, 10.05%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	1,000	788,093
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.986%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	967,440
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.276%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	2,500	2,461,802
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.605%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,928,666
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.434%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	982,574
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.484%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,018,780
Canyon Capital CLO Ltd., Series 2016-2A, Class ER, 10.166%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	3,350	3,179,971
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 10.846%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	991,283
Dryden 41 Senior Loan Fund, Series 2015-41A, Class ER, 9.466%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	2,000	1,889,492
Security	Principal Amount (000's omitted)	Value
Dryden 42 Senior Loan Fund, Series 2016-42A, Class ERR, 10.405%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	$1,000	$ 990,735
Elmwood CLO 14 Ltd., Series 2022-1A, Class ER, 9.384%, (3 mo. SOFR + 5.50%), 10/20/38(1)(2)	1,000	1,004,668
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.734%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,017,538
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, 8.234%, (3 mo. SOFR + 4.35%), 7/18/37(1)(2)	1,000	1,004,514
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 7.684%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	4,000	4,019,896
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.434%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,005,580
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 7.858%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	2,000	2,013,280
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 7.155%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,000	3,011,244
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.034%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	3,000	3,017,136
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.505%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	3,000	2,875,194
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.505%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	3,500	3,521,290
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.055%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	1,000	1,001,889
Series 2019-22A, Class DRR, 6.805%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,000	3,005,988
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.758%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	2,000	2,006,804
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 8.584%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	2,000	2,008,698
OCP CLO Ltd.:
Series 2022-24A, Class D2R, 8.284%, (3 mo. SOFR + 4.40%), 10/20/37(1)(2)	1,500	1,513,463
Series 2024-32A, Class D1, 7.61%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	4,000	4,024,748
Palmer Square CLO Ltd.:
Series 2018-1A, Class CR, 7.784%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	3,000	3,015,381
Series 2019-1A, Class ER2, 8.753%, (3 mo. SOFR + 4.90%), 8/14/38(1)(2)	2,000	1,984,362
Series 2023-3A, Class D, 8.584%, (3 mo. SOFR + 4.70%), 1/20/37(1)(2)	3,500	3,500,175
Sixth Street CLO XXI Ltd., Series 2022-21A, Class D1R, 6.87%, (3 mo. SOFR + 3.00%), 10/21/37(1)(2)	2,000	2,008,490

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 10.916%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	$575	$ 578,637
Voya CLO Ltd.:
Series 2015-3A, Class DR, 10.346%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	3,000	2,852,586
Series 2024-2A, Class D, 7.084%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	2,000	2,004,810
Windhill CLO 5 Ltd., 13.00%, 10/22/35(3)	6,417	6,525,268
Total Asset-Backed Securities (identified cost $97,687,954)		$ 97,115,831

Closed-End Funds — 1.6%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$ 19,478,353
Total Closed-End Funds (identified cost $26,062,179)		$ 19,478,353

Collateralized Mortgage Obligations — 38.7%
Security	Principal Amount (000's omitted)	Value
BofA Lending Facility, 12.35%, (SOFR + 4.00%), 6/16/28(2)	$1,361	$ 1,367,492
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	2,403	2,355,159
Champs Trust:
Series 2024-1, Class A, 8.465%, 7/25/59(1)(3)	6,828	7,043,327
Series 2024-2, Class A, 9.60%, 11/25/59(1)(3)	7,106	7,358,224
Series 2025-1, Class A, 7.412%, 4/25/60(1)(3)	9,802	10,203,723
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	55	55,361
Series 2122, Class K, 6.00%, 2/15/29	9	8,826
Series 2130, Class K, 6.00%, 3/15/29	6	6,036
Series 2167, Class BZ, 7.00%, 6/15/29	3	2,703
Series 2182, Class ZB, 8.00%, 9/15/29	56	57,680
Series 2198, Class ZA, 8.50%, 11/15/29	26	26,697
Series 2458, Class ZB, 7.00%, 6/15/32	198	207,650
Series 3762, Class SH, 1.722%, (9.771% - 30-day SOFR Average x 2.00), 11/15/40(5)	328	284,952
Series 4273, Class SP, 0.962%, (11.695% - 30-day SOFR Average x 2.667), 11/15/43(5)	503	426,057
Series 4678, Class PC, 3.00%, 1/15/46	1,780	1,700,856
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(5)	2,047	876,310
Series 5327, Class B, 6.00%, 8/25/53	5,000	5,169,129
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5353, Class AZ, 6.50%, 11/25/53	$2,302	$ 2,455,142
Series 5410, Class KY, 6.00%, 5/25/54	36,000	37,475,719
Series 5414, Class CZ, 5.50%, 5/25/54	10,958	11,160,879
Series 5424, Class CZ, 6.00%, 6/25/54	16,784	17,481,684
Series 5428, Class Z, 6.00%, 7/25/54	4,376	4,561,166
Series 5429, Class DZ, 6.00%, 7/25/54	3,282	3,400,500
Series 5453, Class DZ, 5.50%, 9/25/54	5,380	5,394,928
Series 5478, Class SG, 6.987%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(5)	7,156	7,454,079
Series 5500, Class SC, 9.377%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(5)	6,403	7,045,222
Series 5508, Class AS, 9.377%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	6,328	6,992,597
Series 5508, Class DS, 9.377%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	3,884	4,375,145
Series 5508, Class SC, 9.377%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	8,245	9,230,856
Series 5513, Class MQ, 7.824%, (30-day SOFR Average + 3.95%), 6/25/54(2)	8,110	8,381,276
Series 5516, Class HZ, 6.00%, 3/25/55	10,511	11,025,167
Series 5535, Class MB, 7.924%, (30-day SOFR Average + 4.05%), 5/25/55(2)	3,271	3,367,976
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(5)	17,931	18,651,424
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(5)	5,578	5,802,006
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(5)	11,286	11,767,682
Series 5592, Class TE, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	1,948	2,016,757
Series 5604, Class SQ, 9.217%, (30.525% - 30-day SOFR Average x 5.50), 12/25/55(5)	4,972	5,487,357
Interest Only:(6)
Series 284, Class S6, 2.002%, (5.986% - 30-day SOFR Average), 10/15/42(5)	821	87,307
Series 362, Class C7, 3.50%, 9/15/47	3,537	666,578
Series 362, Class C11, 4.00%, 12/15/47	3,256	703,108
Series 4067, Class JI, 3.50%, 6/15/27	107	1,829
Series 4070, Class S, 2.002%, (5.986% - 30-day SOFR Average), 6/15/32(5)	1,441	82,393
Series 4094, Class CS, 1.902%, (5.886% - 30-day SOFR Average), 8/15/42(5)	365	38,867
Series 4095, Class HS, 2.002%, (5.986% - 30-day SOFR Average), 7/15/32(5)	199	6,698
Series 4109, Class ES, 2.052%, (6.036% - 30-day SOFR Average), 12/15/41(5)	81	8,981
Series 4110, Class SA, 1.552%, (5.536% - 30-day SOFR Average), 9/15/42(5)	1,328	86,154
Series 4149, Class S, 2.152%, (6.136% - 30-day SOFR Average), 1/15/33(5)	785	48,501
Series 4188, Class AI, 3.50%, 4/15/28	52	552

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4203, Class QS, 2.152%, (6.136% - 30-day SOFR Average), 5/15/43(5)	$1,619	$ 121,289
Series 4408, Class IP, 3.50%, 4/15/44	1,154	135,622
Series 4435, Class BI, 3.50%, 7/15/44	2,101	279,356
Series 4629, Class QI, 3.50%, 11/15/46	985	176,859
Series 4644, Class TI, 3.50%, 1/15/45	1,013	126,550
Series 4744, Class IO, 4.00%, 11/15/47	1,679	342,115
Series 4749, Class IL, 4.00%, 12/15/47	745	152,208
Series 4793, Class SD, 2.102%, (6.086% - 30-day SOFR Average), 6/15/48(5)	3,486	414,350
Series 4966, Class SY, 2.061%, (5.936% - 30-day SOFR Average), 4/25/50(5)	9,249	1,203,947
Principal Only:(7)
Series 242, Class PO, 0.00%, 11/15/36	1,346	1,131,842
Series 259, Class PO, 0.00%, 4/15/39	883	717,285
Series 3606, Class PO, 0.00%, 12/15/39	830	663,976
Series 4417, Class KO, 0.00%, 12/15/43	176	125,858
Series 4478, Class PO, 0.00%, 5/15/45	489	363,865
Federal National Mortgage Association:
Series 1996-57, Class Z, 7.00%, 12/25/26	2	1,856
Series 1997-77, Class Z, 7.00%, 11/18/27	16	16,005
Series 1998-44, Class ZA, 6.50%, 7/20/28	24	24,925
Series 1999-45, Class ZG, 6.50%, 9/25/29	7	7,508
Series 2000-22, Class PN, 6.00%, 7/25/30	128	130,749
Series 2002-21, Class PE, 6.50%, 4/25/32	108	112,481
Series 2005-75, Class CS, 8.245%, (23.742% - 30-day SOFR Average x 4.00), 9/25/35(5)	390	452,076
Series 2007-74, Class AC, 5.00%, 8/25/37	1,362	1,376,057
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(5)	160	158,020
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,191	858,984
Series 2013-6, Class TA, 1.50%, 1/25/43	722	652,618
Series 2013-67, Class NF, 4.989%, (30-day SOFR Average + 1.114%, Cap 5.00%), 7/25/43(2)	947	921,324
Series 2017-15, Class LE, 3.00%, 6/25/46	317	313,404
Series 2017-48, Class LG, 2.75%, 5/25/47	1,143	1,031,848
Series 2019-29, Class WC, 2.014%, 6/25/48(3)(8)	761	0
Series 2024-90, Class ES, 7.097%, (15.62% - 30-day SOFR Average x 2.20), 10/25/54(5)	9,760	10,478,825
Series 2024-98, Class J, 0.125%, 12/25/53	16,022	13,626,277
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	4,908	5,074,273
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00), 10/25/55(5)	6,655	6,676,676
Interest Only:(6)
Series 2011-101, Class IC, 3.50%, 10/25/26	20	38
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2011-101, Class IE, 3.50%, 10/25/26	$7	$ 14
Series 2012-118, Class IN, 3.50%, 11/25/42	2,299	432,036
Series 2012-124, Class IO, 1.506%, 11/25/42(3)	767	33,984
Series 2012-125, Class IG, 3.50%, 11/25/42	7,153	1,421,643
Series 2012-150, Class SK, 2.161%, (6.036% - 30-day SOFR Average), 1/25/43(5)	1,324	150,256
Series 2013-12, Class SP, 1.661%, (5.536% - 30-day SOFR Average), 11/25/41(5)	124	1,861
Series 2013-15, Class DS, 2.211%, (6.086% - 30-day SOFR Average), 3/25/33(5)	1,991	124,434
Series 2013-16, Class SY, 2.161%, (6.036% - 30-day SOFR Average), 3/25/43(5)	733	83,803
Series 2013-64, Class PS, 2.261%, (6.136% - 30-day SOFR Average), 4/25/43(5)	839	67,964
Series 2013-75, Class SC, 2.261%, (6.136% - 30-day SOFR Average), 7/25/42(5)	687	14,969
Series 2014-32, Class EI, 4.00%, 6/25/44	284	51,830
Series 2014-55, Class IN, 3.50%, 7/25/44	560	102,962
Series 2014-89, Class IO, 3.50%, 1/25/45	692	130,087
Series 2015-52, Class MI, 3.50%, 7/25/45	629	116,967
Series 2018-21, Class IO, 3.00%, 4/25/48	3,044	502,250
Series 2019-1, Class AS, 2.011%, (5.886% - 30-day SOFR Average), 2/25/49(5)	5,095	418,051
Series 2019-33, Class SK, 2.061%, (5.936% - 30-day SOFR Average), 7/25/49(5)	3,236	336,441
Series 2020-23, Class SP, 2.061%, (5.936% - 30-day SOFR Average), 2/25/50(5)	2,928	384,440
Principal Only:(7)
Series 379, Class 1, 0.00%, 5/25/37	825	686,464
Series 2006-8, Class WQ, 0.00%, 3/25/36	1,236	1,040,929
Government National Mortgage Association:
Series 2017-121, Class DF, 4.348%, (1 mo. SOFR + 0.614%), 8/20/47(2)	2,446	2,392,636
Series 2017-137, Class AF, 4.348%, (1 mo. SOFR + 0.614%), 9/20/47(2)	1,260	1,231,636
Series 2022-189, Class US, 8.369%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	3,228	3,563,544
Series 2023-56, Class ZE, 6.00%, 4/20/53	11,730	12,223,166
Series 2023-63, Class S, 8.185%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	2,802	3,039,118
Series 2023-65, Class SD, 8.185%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	4,158	4,564,198
Series 2023-96, Class BL, 6.00%, 7/20/53	4,326	4,510,610
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,607,972
Series 2023-97, Class CB, 6.00%, 7/20/53	10,000	10,378,909
Series 2023-99, Class AL, 6.00%, 7/20/53	2,500	2,607,936
Series 2023-102, Class SG, 7.946%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	4,878	5,262,764
Series 2023-115, Class AL, 6.00%, 8/20/53	8,500	8,859,117
Series 2023-116, Class CY, 6.00%, 8/20/53	5,000	5,214,215

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-133, Class S, 9.847%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	$2,368	$ 2,656,368
Series 2023-149, Class S, 9.697%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	2,550	2,849,570
Series 2023-150, Class AS, 12.445%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(5)	1,286	1,520,173
Series 2023-153, Class SM, 12.329%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	1,631	1,919,471
Series 2023-164, Class EL, 6.00%, 11/20/53	6,000	6,255,596
Series 2023-165, Class DY, 6.00%, 11/20/53	12,000	12,427,486
Series 2023-165, Class EY, 6.50%, 11/20/53	30,000	31,607,664
Series 2023-173, Class AX, 6.00%, 11/20/53	6,000	6,255,632
Series 2023-181, Class CL, 6.50%, 11/20/53	2,000	2,138,565
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,123,999
Series 2025-90, Class MB, 8.218%, (30-day SOFR Average + 4.30%), 5/20/55(2)	4,544	4,654,355
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	4,908	5,130,526
Series 2025-115, Class F, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	4,907	5,129,571
Series 2025-139, Class MT, 7.218%, (30-day SOFR Average + 3.30%), 4/20/55(2)	6,731	6,866,137
Series 2025-205, Class SP, 8.064%, (29.975% - 30-day SOFR Average x 5.50), 11/20/55(5)	6,000	6,638,179
Interest Only:(6)
Series 2017-104, Class SD, 2.352%, (6.086% - 1 mo. SOFR), 7/20/47(5)	1,913	236,382
Series 2020-151, Class AI, 2.00%, 10/20/50	9,938	1,266,144
Series 2020-154, Class PI, 2.50%, 10/20/50	8,943	1,380,353
Series 2020-176, Class HI, 2.50%, 11/20/50	10,439	1,620,013
Series 2021-131, Class QI, 3.00%, 7/20/51	7,513	934,205
Series 2021-193, Class IU, 3.00%, 11/20/49	16,550	2,325,949
Series 2021-209, Class IW, 3.00%, 11/20/51	10,731	1,428,416
JPM Lending Facility, 10.70%, (SOFR + 7.00%), 7/15/29(2)	8,250	8,310,085
LoanDepot GMSR Trust, Series 2025-FT1, Class A, 6.591%, (1 mo. SOFR + 2.75%), 12/19/30(1)(2)	13,000	13,025,675
Total Collateralized Mortgage Obligations (identified cost $486,705,214)		$ 472,535,498

Commercial Mortgage-Backed Securities — 9.0%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	$910	$ 776,473
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust: (continued)
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	$3,505	$ 2,839,531
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.545%, 2/15/50(1)(3)	2,200	1,522,081
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class C, 4.758%, 1/10/48(3)	1,300	1,283,130
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(3)	3,500	3,321,063
CHI Commercial Mortgage Trust:
Series 2025-110W, Class E, 7.413%, 12/13/40(1)(3)	17,370	17,403,173
Series 2025-110W, Class ELP, 0.00%, 12/13/40(1)(3)(8)	210,000	0
Series 2025-110W, Class HRR, 10.238%, 12/13/40(1)(3)	10,500	10,507,795
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.468%, 8/10/50(1)(3)	5,696	5,535,469
Series 2015-CR22, Class D, 3.699%, 3/10/48(1)(3)	4,100	3,293,229
CSMC Trust:
Series 2016-NXSR, Class C, 4.397%, 12/15/49(3)	2,770	2,641,804
Series 2016-NXSR, Class D, 4.397%, 12/15/49(1)(3)	3,000	2,714,912
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.239%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	1,185	1,206,459
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, 9.40%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	5,000	5,075,500
GSAT Trust:
Series 2025-BMF, Class ELP, 0.00%, 7/15/30(1)(3)(8)	330,000	0
Series 2025-BMF, Class G, 9.05%, (1 mo. SOFR + 5.30%), 7/15/40(1)(2)	8,900	8,921,105
Series 2025-BMF, Class HRR, 9.59%, (1 mo. SOFR + 5.84%), 7/15/40(1)(2)(9)	16,500	16,538,879
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.513%, 9/15/47(1)(3)	1,376	949,399
Series 2014-C23, Class D, 4.036%, 9/15/47(1)(3)	3,488	3,234,139
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 3.983%, 1/15/46(1)(3)	198	191,183
Series 2013-C16, Class D, 4.883%, 12/15/46(1)(3)	2,498	2,370,688
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	109,200

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2021-MHC, Class C, 5.416%, (1 mo. SOFR + 1.664%), 4/15/38(1)(2)	$1,900	$ 1,900,971
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.204%, 7/15/50(1)(3)(10)	1,412	1,376,572
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(10)	3,577	2,900,770
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(3)(10)	1,600	1,377,334
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(10)	4,489	3,025,463
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 3.929%, 4/10/46(1)(3)	3,764	3,500,997
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,192,850
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,850	1,761,265
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	1,500	1,150,051
Total Commercial Mortgage-Backed Securities (identified cost $112,924,710)		$ 109,621,485

Common Stocks — 0.9%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(8)(11)(12)	30	$ 0
		$ 0
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(11)(12)	26,092	$ 291,356
		$ 291,356
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(11)(12)	166,175	$ 508,911
		$ 508,911
Diversified Financial Services — 0.0%
Sprint IntermediateCo BV(8)(11)(12)	6,079	$ 0
Sprint IntermediateCo BV(8)(11)(12)	16,949	0
		$ 0
Electronic Equipment, Instruments & Components — 0.1%
Luxco Co. Ltd.(11)(12)	4,776	$ 86,015
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Range Red Acquisitions LLC, Class A1(8)(11)(12)	516	$ 723,814
		$ 809,829
Electronics/Electrical — 0.0%†
Skillsoft Corp.(11)(12)	7,153	$ 66,523
		$ 66,523
Energy — 0.0%†
Enviva LLC(11)(12)(13)	44,272	$ 699,498
		$ 699,498
Health Care — 0.2%
Akorn Holding Co. LLC(8)(11)(12)	42,374	$ 0
Envision Parent, Inc.(11)(12)	146,518	2,211,543
		$ 2,211,543
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(11)(12)	246,099	$ 2,399,465
Serta SSB Equipment Co.(8)(11)(12)	246,099	0
		$ 2,399,465
Investment Companies — 0.0%
Aegletes BV(8)(11)(12)	11,215	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(8)(11)(12)	18,422	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(11)(12)	7,669	$ 779,362
		$ 779,362
Oil and Gas — 0.0%
AFG Holdings, Inc.(8)(11)(12)	29,751	$ 0
		$ 0
Pharmaceuticals — 0.3%
Mallinckrodt International Finance SA(11)(12)	31,584	$ 3,253,152
Mallinckrodt PLC(11)	280	25,046
Par Health, Inc.(11)(12)	31,864	298,725
		$ 3,576,923

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(8)(11)(12)	807	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Pet Holding Corp.(8)(11)(12)	582	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(8)(11)(12)	37,259	$ 0
		$ 0
Total Common Stocks (identified cost $12,856,510)		$ 11,343,410

Convertible Bonds — 0.2%
Security	Principal Amount* (000's omitted)		Value
Internet Software & Services — 0.1%
Delivery Hero SE:
2.125%, 3/10/29(14)	EUR	400	$ 431,063
3.25%, 2/21/30(14)	EUR	100	114,534
			$ 545,597
Real Estate Investment Trusts (REITs) — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26		1,800	$ 1,741,500
			$ 1,741,500
Total Convertible Bonds (identified cost $2,238,608)			$ 2,287,097

Corporate Bonds — 49.7%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.0%
Bombardier, Inc.:
7.00%, 6/1/32(1)		710	$ 751,103
7.25%, 7/1/31(1)		1,000	1,066,898
8.75%, 11/15/30(1)		1,125	1,216,865
Czechoslovak Group AS:
5.25%, 1/10/31(1)	EUR	150	182,887
5.25%, 1/10/31(14)	EUR	250	304,811
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Moog, Inc., 4.25%, 12/15/27(1)		955	$ 946,529
TransDigm, Inc.:
4.875%, 5/1/29		1,764	1,760,925
6.25%, 1/31/34(1)		365	378,943
6.375%, 3/1/29(1)		650	671,137
6.625%, 3/1/32(1)		1,045	1,088,544
6.75%, 8/15/28(1)		1,812	1,846,185
6.75%, 1/31/34(1)		1,455	1,516,575
			$ 11,731,402
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		814	$ 827,766
			$ 827,766
Air Transport — 0.0%†
Gatwick Airport Finance PLC, 6.00%, 11/21/30(14)	GBP	290	$ 391,852
			$ 391,852
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		2,043	$ 1,945,771
9.50%, 6/1/28(1)		954	990,210
			$ 2,935,981
Apparel & Luxury Goods — 0.8%
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(1)	EUR	330	$ 395,763
5.25%, 7/15/32(14)	EUR	200	239,857
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(15)		6,300	6,959,188
Champ Acquisition Corp., 8.375%, 12/1/31(1)		1,366	1,478,837
Levi Strauss & Co., 4.00%, 8/15/30(1)	EUR	210	250,933
Samsonite Finco SARL, 4.375%, 2/15/33(1)	EUR	240	281,907
VF Corp., 0.25%, 2/25/28	EUR	478	519,805
			$ 10,126,290
Automotive — 1.5%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		512	$ 503,714
4.75%, 3/1/30		1,134	1,121,943
5.00%, 2/15/32(1)		217	211,008
Clarios Global LP/Clarios U.S. Finance Co.:
4.75%, 6/15/31(14)	EUR	280	334,515

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Clarios Global LP/Clarios U.S. Finance Co.: (continued)
6.75%, 2/15/30(1)		1,840	$ 1,925,670
6.75%, 9/15/32(1)		1,495	1,551,193
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(14)	EUR	100	125,998
Forvia SE:
5.50%, 6/15/31(14)	EUR	223	272,257
8.00%, 6/15/30(1)		300	321,836
Gestamp Automocion SA, 4.375%, 10/15/30(14)	EUR	315	374,170
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(15)		200	202,479
7.00%, (7.00% cash or 7.75% PIK), 11/15/31(14)(15)	EUR	100	127,255
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(14)(15)	EUR	320	393,745
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)		1,488	1,560,505
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		651	629,925
4.375%, 1/15/31(1)		1,171	1,126,236
4.625%, 12/15/27(1)		514	515,272
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)		1,248	1,347,705
Nissan Motor Co. Ltd., 7.50%, 7/17/30(1)		200	210,047
RCI Banque SA:
4.75% to 12/24/31, 3/24/37(14)(16)	EUR	100	120,032
5.50% to 7/9/29, 10/9/34(14)(16)	EUR	100	124,079
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		2,173	941,866
Renault SA, 2.375%, 5/25/26(14)	EUR	100	117,432
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		2,297	2,256,431
4.875%, 11/15/31(1)		1,081	1,048,701
Volkswagen International Finance NV, 7.875% to 9/6/32(14)(16)(17)	EUR	200	271,408
			$ 17,735,422
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		1,712	$ 1,726,653
			$ 1,726,653
Building and Development — 3.1%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)		989	$ 1,044,165
Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		392	$ 374,079
4.625%, 4/1/30(1)		1,097	1,052,707
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		2,498	2,380,747
5.00%, 3/1/30(1)		1,085	1,082,641
CP Atlas Buyer, Inc.:
9.75%, 7/15/30(1)		1,829	1,896,151
12.75%, (7.00% cash and 5.75% PIK), 1/15/31(1)		977	926,550
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.375%, 12/15/30(14)	EUR	700	859,728
6.625%, 12/15/30(1)		1,782	1,858,202
HT Troplast GmbH, 9.375%, 7/15/28(14)	EUR	125	153,069
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)		704	719,541
6.125%, 7/31/32(1)		905	929,527
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)		650	663,892
8.375%, 10/1/33(1)		925	940,780
LBM Acquisition LLC:
6.25%, 1/15/29(1)		706	636,053
9.50%, 6/15/31(1)		1,947	2,032,064
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,620	1,680,313
Miller Homes Group Finco PLC, 6.314%, (3 mo. EURIBOR + 4.25%), 10/15/30(2)(14)	EUR	200	238,974
New Home Co., Inc., 8.50%, 11/1/30(1)		1,025	1,056,881
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		1,187	1,179,782
6.375%, 11/1/32(1)		995	1,021,675
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		2,027	2,111,191
6.75%, 3/1/33(1)		2,221	2,320,903
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		3,078	3,094,597
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)		2,264	2,211,022
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		670	690,265
Standard Industries, Inc.:
3.375%, 1/15/31(1)		2,339	2,150,266
4.375%, 7/15/30(1)		1,779	1,717,421

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)		520	$ 535,351
			$ 37,558,537
Business Equipment and Services — 0.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		1,900	$ 1,902,423
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		1,630	1,718,792
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)		1,426	1,412,414
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		1,316	1,295,768
4.625%, 6/1/28(1)		549	541,815
4.875%, 6/1/28(14)	GBP	650	857,041
			$ 7,728,253
Cable and Satellite Television — 1.2%
Altice Financing SA:
4.25%, 8/15/29(14)	EUR	200	$ 160,819
5.00%, 1/15/28(1)		814	570,663
5.75%, 8/15/29(1)		611	424,312
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		2,589	2,380,469
4.50%, 8/15/30(1)		1,814	1,709,100
4.50%, 5/1/32		535	480,528
4.75%, 3/1/30(1)		1,789	1,709,691
5.375%, 6/1/29(1)		595	588,693
6.375%, 9/1/29(1)		1,974	2,002,131
DISH Network Corp., 11.75%, 11/15/27(1)		2,075	2,160,874
Virgin Media Secured Finance PLC:
4.125%, 8/15/30(14)	GBP	410	497,093
4.50%, 8/15/30(1)		1,840	1,710,004
5.25%, 5/15/29(14)	GBP	200	261,560
Ziggo BV, 4.875%, 1/15/30(1)		628	594,192
			$ 15,250,129
Capital Goods — 0.1%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		948	$ 937,079
4.125%, 4/15/29(1)		733	714,855
			$ 1,651,934
Security	Principal Amount* (000's omitted)		Value
Chemicals — 0.4%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(15)		1,445	$ 1,504,606
Calderys Financing LLC, 11.25%, 6/1/28(1)		2,315	2,461,070
INEOS Finance PLC, 7.50%, 4/15/29(1)		200	173,921
Olympus Water U.S. Holding Corp., 5.375%, 10/1/29(14)	EUR	235	257,971
			$ 4,397,568
Chemicals and Plastics — 1.3%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(14)	EUR	100	$ 116,352
Avient Corp.:
6.25%, 11/1/31(1)		893	918,421
7.125%, 8/1/30(1)		1,762	1,820,735
Celanese U.S. Holdings LLC:
7.20%, 11/15/33		2,864	3,028,082
7.375%, 2/15/34		1,489	1,513,755
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		1,215	1,262,081
INEOS Finance PLC:
6.375%, 4/15/29(14)	EUR	100	103,791
7.25%, 3/31/31(14)	EUR	150	152,566
Italmatch Chemicals SpA, 10.00%, 2/6/28(14)	EUR	400	490,681
Olympus Water U.S. Holding Corp.:
6.125%, 2/15/33(1)	EUR	425	497,136
7.25%, 2/15/33(1)		4,020	4,043,523
Valvoline, Inc., 3.625%, 6/15/31(1)		1,403	1,290,563
WR Grace Holdings LLC, 7.375%, 3/1/31(1)		380	390,569
			$ 15,628,255
Clothing/Textiles — 0.0%†
PrestigeBidCo GmbH, 5.776%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(14)	EUR	100	$ 118,745
			$ 118,745
Commercial Services — 2.8%
Aegis Lux 1a SARL, 5.625% PIK, 10/29/31(1)	EUR	100	$ 119,275
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(1)		745	776,105
Amber Finco PLC, 6.625%, 7/15/29(1)	EUR	165	204,350
AMN Healthcare, Inc., 4.00%, 4/15/29(1)		1,696	1,620,876
APi Group DE, Inc., 4.75%, 10/15/29(1)		2,510	2,468,774
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)		545	563,130
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(14)	EUR	150	167,067

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
Belron U.K. Finance PLC:
4.625%, 10/15/29(1)	EUR	230	$ 278,618
5.75%, 10/15/29(1)		2,115	2,160,917
Block, Inc.:
5.625%, 8/15/30(1)		1,240	1,265,856
6.00%, 8/15/33(1)		1,385	1,422,629
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		1,328	1,412,162
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(14)	GBP	200	288,624
Champions Financing, Inc., 8.75%, 2/15/29(1)		1,284	1,266,826
Cimpress PLC, 7.375%, 9/15/32(1)		1,128	1,151,974
Currenta Group Holdings SARL:
6.064%, (3 mo. EURIBOR + 4.00%), 5/15/32(1)(2)	EUR	200	237,038
6.064%, 5/15/32(2)(14)	EUR	170	201,482
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,674	1,646,621
Herc Holdings, Inc.:
5.75%, 3/15/31(1)		315	319,865
6.00%, 3/15/34(1)		380	385,300
7.00%, 6/15/30(1)		1,180	1,242,568
7.25%, 6/15/33(1)		1,010	1,071,584
IPD 3 BV:
5.475%, (3 mo. EURIBOR + 3.375%), 6/15/31(2)(14)	EUR	100	118,541
5.50%, 6/15/31(1)	EUR	200	238,207
5.50%, 6/15/31(14)	EUR	100	119,103
Korn Ferry, 4.625%, 12/15/27(1)		1,912	1,913,994
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		2,923	2,896,326
Multiversity SpA:
7.125%, 5/17/31(1)	EUR	120	150,931
7.125%, 5/17/31(14)	EUR	100	125,776
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,647	1,623,706
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.:
5.50%, 5/15/33(14)	EUR	535	645,128
6.75%, 8/15/32(1)		1,046	1,080,609
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(1)		1,340	1,392,559
VT Topco, Inc., 8.50%, 8/15/30(1)		1,738	1,823,409
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		2,214	2,344,250
			$ 34,744,180
Computers — 1.1%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(14)	EUR	420	$ 498,717
Security	Principal Amount* (000's omitted)		Value
Computers (continued)
Amentum Holdings, Inc., 7.25%, 8/1/32(1)		1,042	$ 1,098,975
Atos SE:
5.20% to 12/18/26, 12/18/30(4)(14)	EUR	252	293,366
9.36% to 12/18/26, 12/18/29(4)(14)	EUR	377	508,172
CACI International, Inc., 6.375%, 6/15/33(1)		1,110	1,149,881
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		1,892	2,018,132
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(1)		3,000	3,134,070
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		1,772	1,823,062
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)		2,300	2,612,429
			$ 13,136,804
Containers and Glass Products — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(14)	EUR	190	$ 212,678
4.00%, 9/1/29(1)		1,439	1,355,891
5.00%, 1/30/31(14)	EUR	105	124,869
6.25%, 1/30/31(1)		375	383,771
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		2,027	1,941,213
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		660	657,911
			$ 4,676,333
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		441	$ 421,988
5.50%, 6/1/28(1)		1,067	1,070,203
			$ 1,492,191
Distribution & Wholesale — 0.8%
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		2,429	$ 2,383,815
5.50%, 10/15/27(1)		935	936,961
6.125%, 9/15/32(1)		960	990,871
RB Global Holdings, Inc.:
6.75%, 3/15/28(1)		1,132	1,159,057
7.75%, 3/15/31(1)		422	441,714
Rexel SA, 5.25%, 9/15/30(14)	EUR	150	183,531
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		2,847	3,011,010
Wolseley Group Finco PLC, 9.75%, 1/31/31(14)	GBP	180	235,790
			$ 9,342,749

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services — 1.4%
Azorra Finance Ltd., 7.25%, 1/15/31(1)		1,194	$ 1,255,834
CI Financial Corp., 4.10%, 6/15/51		1,365	936,388
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		1,600	1,645,918
Hightower Holding LLC, 9.125%, 1/31/30(1)		1,576	1,677,302
MDGH GMTN RSC Ltd., 4.375%, 11/22/33(14)		400	394,127
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)		2,124	2,264,564
Rocket Cos., Inc.:
6.125%, 8/1/30(1)		1,260	1,303,160
6.375%, 8/1/33(1)		1,890	1,972,912
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		2,648	2,559,592
4.00%, 10/15/33(1)		225	209,209
Sherwood Financing PLC, 7.625%, 12/15/29(14)	EUR	390	446,749
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)		1,330	1,369,847
Unifin Financiera SAB de CV:
7.375%, 2/12/26(8)(18)		620	0
7.375%, 2/12/26(8)(18)		620	0
UWM Holdings LLC, 6.25%, 3/15/31(1)		1,438	1,436,398
			$ 17,472,000
Drugs — 0.2%
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		2,255	$ 2,183,033
4.90%, 12/15/44		588	469,510
5.375%, 9/30/32	EUR	250	299,711
			$ 2,952,254
Ecological Services and Equipment — 0.8%
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(14)	EUR	335	$ 393,538
7.375%, 6/15/31(14)	GBP	200	272,587
Clean Harbors, Inc.:
5.125%, 7/15/29(1)		332	332,584
6.375%, 2/1/31(1)		643	662,936
GFL Environmental, Inc.:
4.375%, 8/15/29(1)		2,000	1,968,144
4.75%, 6/15/29(1)		3,095	3,091,137
Luna 2 5SARL, 5.50%, 7/1/32(14)	EUR	350	420,206
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,536	1,477,785
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		690	725,033
			$ 9,343,950
Security	Principal Amount* (000's omitted)		Value
Electric Utilities — 1.7%
Alpha Generation LLC, 6.75%, 10/15/32(1)		2,791	$ 2,890,736
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(1)		504	491,070
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(1)	EUR	385	463,252
5.625%, 2/15/32(14)	EUR	100	120,325
6.375%, 2/15/32(1)		1,115	1,119,253
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)		694	650,779
Electricite de France SA, 7.50% to 9/6/28(14)(16)(17)	EUR	400	512,768
Enel SpA, 6.625% to 4/16/31(14)(16)(17)	EUR	300	396,059
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,112	1,097,420
Public Power Corp. SA, 4.625%, 10/31/31(14)	EUR	300	361,951
TransAlta Corp., 5.875%, 2/1/34		1,230	1,239,213
VoltaGrid LLC, 7.375%, 11/1/30(1)		2,535	2,512,770
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)		1,848	1,910,682
6.375%, 3/15/33(1)		995	1,039,485
6.625%, 3/15/32(1)		854	892,784
7.25%, 6/15/28(1)		915	928,797
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)		1,207	1,195,265
7.75%, 4/15/34(1)		1,125	1,144,201
8.375%, 1/15/31(1)		760	799,091
8.625%, 3/15/33(1)		765	805,315
			$ 20,571,216
Electronics/Electrical — 0.8%
Castello BC Bidco SpA:
6.519%, (3 mo. EURIBOR + 4.50%), 11/14/31(2)(14)	EUR	220	$ 261,200
6.519%, (3 mo. EURIBOR + 4.50%), 11/14/31(1)(2)	EUR	125	148,409
Imola Merger Corp., 4.75%, 5/15/29(1)		4,165	4,114,436
Open Text Corp., 3.875%, 2/15/28(1)		1,009	990,821
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		883	844,578
RWE AG, 6.625% to 1/20/26, 7/30/75(14)(16)		266	267,059
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		1,660	1,558,833
4.375%, 2/15/30(1)		627	615,002
6.625%, 7/15/32(1)		400	419,159
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	517,808
			$ 9,737,305

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Energy — 0.9%
Sunoco LP:
4.50%, 10/1/29(1)		376	$ 367,411
4.625%, 5/1/30(1)		1,501	1,459,127
5.875%, 3/15/34(1)		1,170	1,170,446
7.25%, 5/1/32(1)		2,146	2,270,460
7.875% to 9/18/30(1)(16)(17)		4,565	4,693,003
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		1,692	1,653,482
			$ 11,613,929
Engineering & Construction — 0.6%
Arcosa, Inc., 6.875%, 8/15/32(1)		1,046	$ 1,106,662
Artera Services LLC, 8.50%, 2/15/31(1)		1,535	1,275,725
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,389	1,373,137
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(14)	EUR	284	313,290
TopBuild Corp., 4.125%, 2/15/32(1)		1,562	1,484,959
VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,666	1,668,216
			$ 7,221,989
Entertainment — 2.0%
Allwyn Entertainment Financing U.K. PLC:
4.125%, 2/15/31(1)	EUR	405	$ 469,621
7.25%, 4/30/30(14)	EUR	473	584,646
7.875%, 4/30/29(1)		1,984	2,066,093
Asmodee Group AB, 4.25%, 12/15/31(14)	EUR	130	154,231
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(1)		805	799,611
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		529	507,784
6.00%, 10/15/32(1)		542	527,479
6.50%, 2/15/32(1)		1,068	1,094,656
7.00%, 2/15/30(1)		1,800	1,865,029
Churchill Downs, Inc., 5.75%, 4/1/30(1)		1,751	1,769,077
Cirsa Finance International SARL:
4.875%, 10/15/31(1)	EUR	250	302,010
6.50%, 3/15/29(14)	EUR	200	244,586
7.875%, 7/31/28(14)	EUR	100	122,909
CPUK Finance Ltd.:
6.875%, 8/28/32(14)	GBP	380	512,276
7.875%, 8/28/29(14)	GBP	130	182,479
Flutter Treasury DAC:
4.00%, 6/4/31(1)	EUR	115	135,288
5.00%, 4/29/29(14)	EUR	135	163,981
5.875%, 6/4/31(1)		1,507	1,528,769
Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(14)	EUR	550	$ 644,785
LHMC Finco 2 SARL:
9.375%, (8.625% cash or 9.375% PIK), 5/15/30(1)(15)	EUR	105	128,255
9.375%, (8.625% cash or 9.375% PIK), 5/15/30(14)(15)	EUR	210	256,510
Lottomatica Group SpA, 4.875%, 1/31/31(14)	EUR	430	521,941
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		1,687	1,763,003
Motion Bondco DAC:
4.50%, 11/15/27(14)	EUR	100	112,752
6.625%, 11/15/27(1)		635	616,999
Motion Finco SARL, 8.375%, 2/15/32(1)		589	529,450
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(1)		1,230	1,256,075
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,515	1,513,955
Voyager Parent LLC, 9.25%, 7/1/32(1)		3,155	3,349,761
Warnermedia Holdings, Inc.:
4.054%, 3/15/29		208	202,361
5.05%, 3/15/42		725	512,031
			$ 24,438,403
Financial Intermediaries — 0.3%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(16)(17)		2,198	$ 2,184,597
Alpha Holding SA de CV:
9.00%, 2/10/25(1)(18)		721	5,409
10.00%, 12/19/22(1)(18)		188	1,413
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		1,270	1,179,277
			$ 3,370,696
Food Products — 0.5%
Froneri Lux FinCo SARL, 4.75%, 8/1/32(14)	EUR	325	$ 385,690
Ingles Markets, Inc., 4.00%, 6/15/31(1)		1,502	1,426,519
Irca SpA/Gallarate, 5.85%, (3 mo. EURIBOR + 3.75%), 12/15/29(2)(14)	EUR	130	155,622
La Doria SpA, 5.449%, (3 mo. EURIBOR + 3.375%), 12/30/30(2)(14)	EUR	140	166,464
Pilgrim's Pride Corp., 3.50%, 3/1/32		1,979	1,829,863
Post Holdings, Inc., 6.25%, 2/15/32(1)		1,176	1,209,781

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Food Products (continued)
Premier Foods Finance PLC, 3.50%, 10/15/26(14)	GBP	125	$ 167,021
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		882	887,038
			$ 6,227,998
Food Service — 1.2%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)		1,906	$ 1,880,644
4.00%, 10/15/30(1)		2,705	2,579,310
4.375%, 1/15/28(1)		1,014	1,011,277
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)(15)		2,696	2,884,317
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)		1,375	1,380,313
7.625%, 7/1/29(1)		2,278	2,379,079
U.S. Foods, Inc., 4.75%, 2/15/29(1)		1,837	1,829,430
Yum! Brands, Inc., 3.625%, 3/15/31		603	571,090
			$ 14,515,460
Food/Drug Retailers — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)		1,028	$ 1,020,712
5.875%, 2/15/28(1)		2,145	2,160,535
			$ 3,181,247
Forest Products & Paper — 0.1%
WEPA Hygieneprodukte GmbH:
4.50%, 11/30/32(14)	EUR	200	$ 236,047
5.625%, 1/15/31(14)	EUR	660	812,973
			$ 1,049,020
Health Care — 3.1%
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 5.872%, (3 mo. EURIBOR + 3.875%), 1/15/31(2)(14)	EUR	310	$ 370,814
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		1,213	1,080,722
Concentra Health Services, Inc., 6.875%, 7/15/32(1)		480	502,586
Encompass Health Corp.:
4.625%, 4/1/31		683	671,276
4.75%, 2/1/30		639	637,390
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		1,382	1,414,278
Global Medical Response, Inc., 7.375%, 10/1/32(1)		1,318	1,372,537
Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Gruppo San Donato SPA, 6.50%, 10/31/31(14)	EUR	200	$ 239,760
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		858	900,713
IQVIA, Inc.:
2.25%, 3/15/29(14)	EUR	300	342,665
5.00%, 10/15/26(1)		850	849,972
5.00%, 5/15/27(1)		685	685,323
6.25%, 6/1/32(1)		1,970	2,060,951
6.50%, 5/15/30(1)		825	856,499
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		2,888	2,845,944
9.875%, 8/15/30(1)		825	889,303
10.00%, 6/1/32(1)		375	398,750
Medline Borrower LP, 5.25%, 10/1/29(1)		5,431	5,463,564
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		1,680	1,560,453
3.875%, 5/15/32(1)		1,062	966,539
6.25%, 1/15/33(1)		647	660,160
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,991	1,953,888
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		1,201	1,216,275
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)		951	964,186
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		1,738	1,841,036
Tenet Healthcare Corp.:
4.375%, 1/15/30		187	183,635
5.125%, 11/1/27		1,607	1,616,090
5.50%, 11/15/32(1)		925	938,279
6.00%, 11/15/33(1)		480	494,505
6.125%, 10/1/28		1,115	1,120,667
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		2,195	2,214,019
Varex Imaging Corp., 7.875%, 10/15/27(1)		387	396,142
			$ 37,708,921
Health Care Technology — 0.4%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		4,789	$ 4,778,658
			$ 4,778,658
Home Furnishings — 0.2%
Somnigroup International, Inc.:
3.875%, 10/15/31(1)		1,932	$ 1,810,690
4.00%, 4/15/29(1)		968	944,501
			$ 2,755,191

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Homebuilders/Real Estate — 0.0%†
M/I Homes, Inc.:
3.95%, 2/15/30		210	$ 203,039
4.95%, 2/1/28		252	252,532
			$ 455,571
Industrial Equipment — 0.2%
Alstom SA, 5.868% to 5/29/29(14)(16)(17)	EUR	200	$ 249,378
Madison IAQ LLC, 5.875%, 6/30/29(1)		1,286	1,279,216
TK Elevator Midco GmbH, 4.375%, 7/15/27(14)	EUR	525	620,783
			$ 2,149,377
Insurance — 1.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)		370	$ 381,817
6.75%, 10/15/27(1)		2,323	2,347,459
7.00%, 1/15/31(1)		808	838,838
7.375%, 10/1/32(1)		285	295,864
AmWINS Group, Inc., 4.875%, 6/30/29(1)		2,340	2,303,133
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)		2,800	2,906,754
Galaxy Bidco Ltd., 8.125%, 12/19/29(14)	GBP	180	255,717
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		3,202	3,320,083
Ryan Specialty LLC, 5.875%, 8/1/32(1)		1,398	1,429,326
			$ 14,078,991
Internet Software & Services — 0.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		655	$ 643,343
6.125%, 12/1/28(1)		1,854	1,810,016
Cars.com, Inc., 6.375%, 11/1/28(1)		1,770	1,773,561
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		1,727	1,592,642
Science Applications International Corp.:
4.875%, 4/1/28(1)		1,487	1,484,586
5.875%, 11/1/33(1)		1,055	1,070,239
Snap, Inc., 6.875%, 3/1/33(1)		1,965	2,037,774
United Group BV:
6.314%, (3 mo. EURIBOR + 4.25%), 2/15/31(2)(14)	EUR	100	118,556
6.50%, 10/31/31(1)	EUR	245	295,048
6.75%, 2/15/31(14)	EUR	120	145,514
			$ 10,971,279
Security	Principal Amount* (000's omitted)		Value
Leisure Goods/Activities/Movies — 0.7%
Acushnet Co., 5.625%, 12/1/33(1)		795	$ 805,920
Carnival Corp.:
5.75%, 1/15/30(14)	EUR	100	126,279
5.75%, 8/1/32(1)		1,190	1,222,762
Cinemark USA, Inc., 5.25%, 7/15/28(1)		1,481	1,481,858
NCL Corp. Ltd.:
6.75%, 2/1/32(1)		1,425	1,459,966
7.75%, 2/15/29(1)		433	461,200
NCL Finance Ltd., 6.125%, 3/15/28(1)		704	726,293
TUI AG, 5.875%, 3/15/29(14)	EUR	600	730,619
Viking Cruises Ltd., 7.00%, 2/15/29(1)		658	664,165
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		422	424,107
			$ 8,103,169
Lodging and Casinos — 0.2%
Essendi SA:
5.50%, 11/15/31(14)	EUR	254	$ 306,965
5.625%, 5/15/32(1)	EUR	130	157,113
6.375%, 10/15/29(14)	EUR	165	203,955
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		2,098	2,152,955
			$ 2,820,988
Machinery — 0.3%
Chart Industries, Inc., 9.50%, 1/1/31(1)		1,984	$ 2,107,284
Dynamo Newco II GmbH, 6.25%, 10/15/31(1)	EUR	235	282,000
Esab Corp., 6.25%, 4/15/29(1)		1,083	1,114,913
IMA Industria Macchine Automatiche SpA, 5.776%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(14)	EUR	150	178,840
King U.S. Bidco, Inc., 5.24%, 12/1/32(1)(2)	EUR	440	522,370
			$ 4,205,407
Media — 0.9%
CSC Holdings LLC:
3.375%, 2/15/31(1)		1,080	$ 654,905
4.125%, 12/1/30(1)		701	430,476
11.75%, 1/31/29(1)		1,051	781,495
Discovery Communications LLC:
3.625%, 5/15/30		414	381,659
4.125%, 5/15/29		257	248,565
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)		610	596,615
4.625%, 3/15/30(1)		925	905,305

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.: (continued)
7.375%, 2/15/31(1)		1,475	$ 1,562,136
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)		1,337	1,397,325
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(14)(15)	EUR	454	541,190
Univision Communications, Inc.:
8.50%, 7/31/31(1)		282	294,818
9.375%, 8/1/32(1)		1,076	1,157,268
Versant Media Group, Inc., 7.25%, 1/30/31(1)		1,080	1,114,835
VZ Secured Financing BV, 5.00%, 1/15/32(1)		546	494,530
			$ 10,561,122
Metals/Mining — 1.2%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		2,090	$ 2,302,768
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)		490	492,013
8.00%, 7/1/30(1)		1,514	1,585,509
Constellium SE:
3.75%, 4/15/29(1)		1,970	1,903,863
5.625%, 6/15/28(1)		630	630,366
First Quantum Minerals Ltd.:
7.25%, 2/15/34(1)		545	573,400
8.00%, 3/1/33(1)		730	780,514
9.375%, 3/1/29(1)		1,642	1,731,101
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,085	1,089,486
6.125%, 4/1/29(1)		489	497,414
Novelis Corp.:
3.875%, 8/15/31(1)		1,169	1,066,482
4.75%, 1/30/30(1)		257	248,441
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		1,513	1,490,532
			$ 14,391,889
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)		535	$ 553,641
6.25%, 3/15/33(1)		410	428,242
			$ 981,883
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		1,333	$ 1,348,957
			$ 1,348,957
Security	Principal Amount* (000's omitted)	Value
Oil and Gas — 2.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	1,475	$ 1,546,074
Civitas Resources, Inc., 8.625%, 11/1/30(1)	2,273	2,383,638
DBR Land Holdings LLC, 6.25%, 12/1/30(1)	1,175	1,202,612
Kodiak Gas Services LLC:
6.50%, 10/1/33(1)	959	979,842
6.75%, 10/1/35(1)	400	411,472
Matador Resources Co., 6.50%, 4/15/32(1)	1,400	1,420,741
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	1,376	1,388,592
6.25%, 2/1/33(1)	935	959,554
7.00%, 1/15/32(1)	1,214	1,269,846
Petroleos de Venezuela SA:
5.375%, 4/12/27(14)(18)	773	181,315
6.00%, 10/28/22(14)(18)	606	124,284
6.00%, 5/16/24(14)(18)	575	134,924
6.00%, 11/15/26(14)(18)	300	72,054
8.50%, 10/20/27	487	545,440
9.00%, 11/17/21(14)(18)	387	99,184
9.75%, 5/17/35(14)(18)	644	167,336
12.75%, 2/17/22(14)(18)	415	118,389
Petroleos Mexicanos:
6.75%, 9/21/47	600	493,721
6.84%, 1/23/30	1,000	1,016,127
Petronas Capital Ltd.:
2.48%, 1/28/32(14)	400	359,284
4.55%, 4/21/50(14)	310	273,371
5.34%, 4/3/35(14)	400	416,135
Precision Drilling Corp., 6.875%, 1/15/29(1)	932	943,168
SM Energy Co., 7.00%, 8/1/32(1)	1,070	1,052,558
Transocean International Ltd.:
7.875%, 10/15/32(1)	245	257,038
8.25%, 5/15/29(1)	1,249	1,259,653
8.75%, 2/15/30(1)	530	554,317
Vital Energy, Inc.:
7.875%, 4/15/32(1)	409	403,259
9.75%, 10/15/30	477	502,252
WBI Operating LLC:
6.25%, 10/15/30(1)	1,430	1,439,595
6.50%, 10/15/33(1)	1,240	1,235,967
Weatherford International Ltd., 6.75%, 10/15/33(1)	825	845,330
		$ 24,057,072

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Packaging & Containers — 0.7%
Ardagh Group SA, 9.50%, 12/1/30(1)		1,755	$ 1,905,145
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		1,732	1,782,132
8.75%, 4/15/30(1)		2,152	2,189,453
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(1)	EUR	330	375,023
9.50%, 5/15/30(1)		1,785	1,784,173
			$ 8,035,926
Pharmaceuticals — 1.4%
1261229 BC Ltd., 10.00%, 4/15/32(1)		4,674	$ 4,864,544
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)		742	784,710
Bayer AG, 5.375% to 6/25/30, 3/25/82(14)(16)	EUR	500	604,499
BellRing Brands, Inc., 7.00%, 3/15/30(1)		2,444	2,528,688
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		1,400	1,481,467
Grifols SA, 7.50%, 5/1/30(14)	EUR	689	852,747
Nidda Healthcare Holding GmbH, 5.276% (3 mo. EURIBOR + 3.25%), 10/15/32(1)(2)	EUR	100	118,771
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(1)(15)		925	944,321
Rossini SARL, 6.75%, 12/31/29(14)	EUR	310	383,771
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	EUR	592	716,659
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		3,621	2,743,069
6.00%, 12/1/32		1,125	1,181,552
			$ 17,204,798
Pipelines — 1.0%
Energy Transfer LP, 5.00%, 5/15/50		1,094	$ 916,284
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)		700	715,504
8.25%, 1/15/32(1)		1,317	1,392,472
Kinetik Holdings LP, 5.875%, 6/15/30(1)		2,308	2,330,087
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)		574	596,150
8.375%, 2/15/32(1)		910	942,960
Plains All American Pipeline LP, Series B, 8.223% to 1/30/26, (3 mo. SOFR + 4.372%)(2)(17)		1,912	1,918,897
Venture Global LNG, Inc.:
8.375%, 6/1/31(1)		877	872,620
9.00% to 9/30/29(1)(16)(17)		641	506,685
Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
Venture Global LNG, Inc.: (continued)
9.50%, 2/1/29(1)		1,623	$ 1,683,216
9.875%, 2/1/32(1)		355	366,963
			$ 12,241,838
Publishing — 0.3%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		423	$ 425,463
7.375%, 9/1/31(1)		1,235	1,303,940
8.00%, 8/1/29(1)		1,879	1,900,158
			$ 3,629,561
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(1)		609	$ 639,869
7.50%, 3/15/33(1)		254	268,509
7.75%, 4/15/28(1)		1,316	1,317,939
7.875%, 4/1/30(1)		292	308,760
			$ 2,535,077
Real Estate Investment Trusts (REITs) — 0.6%
Adler Financing SARL, 8.25% PIK, 12/31/28	EUR	481	$ 621,003
Akelius Residential Property AB, 2.249% to 2/17/26, 5/17/81(14)(16)	EUR	200	232,911
Alexandrite Lake Lux Holdings SARL:
6.75%, 7/30/30(1)	EUR	200	239,270
6.75%, 7/30/30(14)	EUR	120	143,562
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(14)	EUR	700	889,801
Alstria Office AG, 5.50%, 3/20/31(14)	EUR	300	361,587
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		1,272	1,279,561
8.875%, 9/1/31(1)		907	971,088
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		2,048	2,160,241
Heimstaden Bostad AB, 3.375% to 1/30/26(14)(16)(17)	EUR	250	294,258
Iron Mountain, Inc., 4.75%, 1/15/34(14)	EUR	220	252,051
Samhallsbyggnadsbolaget I Norden Holding AB, 2.375%, 8/4/26(14)	EUR	150	174,330
			$ 7,619,663

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retail — 1.6%
B&M European Value Retail SA:
4.00%, 11/15/28(14)	GBP	100	$ 129,908
8.125%, 11/15/30(14)	GBP	200	282,209
Boots Group Finco LP:
5.375%, 8/31/32(14)	EUR	100	121,640
7.375%, 8/31/32(14)	GBP	275	384,319
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(14)	GBP	750	1,061,656
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		2,337	2,507,159
Dufry One BV, 2.00%, 2/15/27(14)	EUR	200	233,512
eG Global Finance PLC, 11.00%, 11/30/28(14)	EUR	320	408,330
Eroski S Coop, 5.75%, 5/15/31(14)	EUR	100	122,025
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(1)		1,151	1,106,950
9.25%, 1/15/31(1)		655	675,094
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(1)		442	435,624
8.75%, 1/15/32(1)		506	486,260
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)		1,328	1,302,590
6.375%, 1/15/30(1)		455	469,045
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		957	954,833
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		1,652	1,628,750
8.25%, 8/1/31(1)		262	277,274
Park River Holdings, Inc.:
8.00%, 3/15/31(1)		1,707	1,767,360
8.75%, 12/31/30(1)		291	287,726
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)		1,600	1,630,223
10.00%, 9/15/33(1)		540	556,787
Punch Finance PLC, 7.875%, 12/30/30(14)	GBP	110	151,166
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		824	792,987
Waga Bondco Ltd., 8.50%, 6/15/30(14)	GBP	200	247,927
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)		1,555	1,614,500
			$ 19,635,854
Retailers (Except Food and Drug) — 0.2%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		479	$ 490,202
6.75%, 7/1/36		437	434,290
Security	Principal Amount* (000's omitted)		Value
Retailers (Except Food and Drug) (continued)
Murphy Oil USA, Inc., 5.625%, 5/1/27		560	$ 561,004
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,532	1,496,424
			$ 2,981,920
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	$ 1,516,334
			$ 1,516,334
Software — 0.5%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		1,260	$ 1,192,484
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		1,268	1,285,433
9.00%, 9/30/29(1)		2,620	2,730,565
TeamSystem SpA:
5.00%, 7/1/31(1)	EUR	300	356,465
5.526%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(2)	EUR	170	201,751
5.526%, (3 mo. EURIBOR + 3.50%), 7/31/31(2)(14)	EUR	100	118,677
			$ 5,885,375
Software and Services — 0.1%
Fair Isaac Corp., 4.00%, 6/15/28(1)		1,248	$ 1,235,503
			$ 1,235,503
Specialty Retail — 0.0%†
Fiber Midco SpA:
10.75% PIK, 6/15/29(1)	EUR	155	$ 141,140
10.00% PIK, 6/15/29(14)	EUR	190	173,011
			$ 314,151
Steel — 0.7%
ATI, Inc., 5.875%, 12/1/27		320	$ 321,620
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		1,147	1,157,597
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)		1,325	1,379,196
7.50%, 9/15/31(1)		1,610	1,699,613
7.625%, 1/15/34(1)		775	810,484
Commercial Metals Co.:
5.75%, 11/15/33(1)		745	762,218
6.00%, 12/15/35(1)		745	764,173

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Steel (continued)
TMS International Corp., 6.25%, 4/15/29(1)		1,365	$ 1,324,544
			$ 8,219,445
Technology — 0.3%
Brightstar Lottery PLC, 5.25%, 1/15/29(1)		3,110	$ 3,113,885
			$ 3,113,885
Telecommunications — 1.9%
British Telecommunications PLC, 6.375% to 9/3/30, 12/3/55(14)(16)	GBP	560	$ 773,134
Ciena Corp., 4.00%, 1/31/30(1)		1,079	1,041,546
Cipher Compute LLC, 7.125%, 11/15/30(1)		765	780,096
EchoStar Corp., 10.75%, 11/30/29		1,790	1,980,780
Fibercop SpA:
5.125%, 6/30/32(14)	EUR	430	514,993
7.20%, 7/18/36(1)		235	234,471
Iliad Holding SAS:
6.875%, 4/15/31(14)	EUR	200	251,551
7.00%, 4/15/32(1)		915	944,191
8.50%, 4/15/31(1)		720	775,367
Level 3 Financing, Inc., 7.00%, 3/31/34(1)		491	506,231
Lorca Telecom Bondco SA, 4.00%, 9/18/27(14)	EUR	96	112,620
Maticmind SpA, 7.299%, 12/31/32(2)(14)	EUR	265	310,610
Matterhorn Telecom SA, 3.875%, 10/15/30(14)	EUR	270	317,005
Odido Group Holding BV, 5.50%, 1/15/30(14)	EUR	245	290,194
Sable International Finance Ltd., 7.125%, 10/15/32(1)		822	833,764
Stagwell Global LLC, 5.625%, 8/15/29(1)		1,516	1,479,484
Telefonica Europe BV:
2.88% to 2/24/28(14)(16)(17)	EUR	200	230,496
7.125% to 8/23/28(14)(16)(17)	EUR	400	509,649
Vmed O2 U.K. Financing I PLC:
4.00%, 1/31/29(14)	GBP	100	128,160
4.50%, 7/15/31(14)	GBP	100	120,096
4.75%, 7/15/31(1)		1,830	1,690,917
5.625%, 4/15/32(14)	EUR	325	385,269
6.75%, 1/15/33(1)		920	912,902
7.75%, 4/15/32(1)		645	672,961
Vodafone Group PLC, 8.00% to 5/30/31, 8/30/86(14)(16)	GBP	200	294,802
Windstream Services LLC, 7.50%, 10/15/33(1)		2,842	2,915,772
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)		222	233,258
WULF Compute LLC, 7.75%, 10/15/30(1)		1,042	1,074,311
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Zegona Finance PLC:
6.75%, 7/15/29(14)	EUR	305	$ 378,014
8.625%, 7/15/29(1)		2,674	2,844,393
			$ 23,537,037
Transportation — 0.5%
Edge Finco PLC, 8.125%, 8/15/31(14)	GBP	550	$ 790,636
Mobico Group PLC, 3.625%, 11/20/28(14)	GBP	100	122,041
Seaspan Corp., 5.50%, 8/1/29(1)		1,911	1,816,487
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)		697	738,462
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		2,505	2,624,907
			$ 6,092,533
Utilities — 1.7%
Calpine Corp.:
4.50%, 2/15/28(1)		1,073	$ 1,074,215
4.625%, 2/1/29(1)		680	680,082
5.00%, 2/1/31(1)		910	928,071
5.125%, 3/15/28(1)		1,511	1,513,404
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)		838	801,574
NRG Energy, Inc.:
3.625%, 2/15/31(1)		1,107	1,035,103
3.875%, 2/15/32(1)		1,466	1,376,691
5.25%, 6/15/29(1)		673	677,407
5.75%, 1/15/34(1)		1,602	1,619,133
6.00%, 2/1/33(1)		1,190	1,215,923
6.00%, 1/15/36(1)		1,100	1,115,145
6.25%, 11/1/34(1)		795	817,224
10.25% to 3/15/28(1)(16)(17)		1,753	1,915,803
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)		1,497	1,496,427
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)		939	927,675
5.00%, 7/31/27(1)		1,698	1,707,934
6.875%, 4/15/32(1)		1,405	1,480,716
			$ 20,382,527
Total Corporate Bonds (identified cost $596,834,896)			$ 606,446,413

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Government National Mortgage Association Participation Agreements — 0.4%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 8.02%, 9/10/27(19)	$4,472	$ 4,468,604
Total Government National Mortgage Association Participation Agreements (identified cost $4,472,312)		$ 4,468,604

Preferred Stocks — 0.1%
Security	Shares	Value
Beverages — 0.0%†
Citybrewing Topco LLC(8)(11)(12)	66,096	$ 356,257
		$ 356,257
Technology — 0.1%
Cohesity Global, Inc.:
Series G(11)	10,002	$ 242,549
Series G1(11)	6,910	165,840
		$ 408,389
Total Preferred Stocks (identified cost $930,706)		$ 764,646

Senior Floating-Rate Loans — 40.5%(20)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.8%
Aernnova Aerospace SAU, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	1,000	$ 1,165,334
Air Comm Corp. LLC:
Term Loan, 6.44% - 6.572%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		1,444	1,450,959
Term Loan, 12/11/31(21)		70	70,732
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.687%, (3 mo. USD Term SOFR + 3.75%), 2/11/32		645	649,963
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(8)(18)		216	130,250
Novaria Holdings LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 6/6/31		198	197,922
TransDigm, Inc.:
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		1,307	1,311,774
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
TransDigm, Inc.: (continued)
Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		4,507	$ 4,529,071
Vista Management Holding, Inc., Term Loan, 7.735%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		594	600,558
			$ 10,106,563
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 7.887%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		644	$ 648,326
Edge Finco PLC, Term Loan, 5.547%, (3 mo. EURIBOR + 3.50%), 8/22/31	EUR	500	593,796
			$ 1,242,122
Apparel & Luxury Goods — 0.2%
Gloves Buyer, Inc., Term Loan, 7.716%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		2,125	$ 2,118,359
			$ 2,118,359
Auto Components — 0.6%
Adient U.S. LLC, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		546	$ 548,735
Autokiniton U.S. Holdings, Inc., Term Loan, 7.831%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		502	498,231
Clarios Global LP:
Term Loan, 4.939%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	913	1,085,080
Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		2,577	2,583,929
DexKo Global, Inc.:
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	316	367,613
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	534	621,672
Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		794	789,842
Garrett LX I SARL, Term Loan, 5.84%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		579	581,239
Lippert Colipper, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		347	350,419
RealTruck Group, Inc., Term Loan, 8.831%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		663	519,276
			$ 7,946,036

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Automobiles — 0.1%
MajorDrive Holdings IV LLC, Term Loan, 9.322%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		725	$ 665,955
			$ 665,955
Beverages — 0.1%
City Brewing Co. LLC, Term Loan, 10.822%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		124	$ 50,943
Sazerac Co., Inc., Term Loan, 6.50%, (1 mo. USD Term SOFR + 2.50%), 7/9/32		973	975,670
			$ 1,026,613
Biotechnology — 0.1%
Alltech, Inc., Term Loan, 8.081%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		977	$ 985,161
			$ 985,161
Broadline Retail — 0.3%
Peer Holding III BV:
Term Loan, 4.776%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	1,500	$ 1,777,211
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		1,081	1,086,943
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		1,411	1,418,537
			$ 4,282,691
Building Products — 0.4%
LBM Acquisition LLC:
Term Loan, 7.584%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		448	$ 421,188
Term Loan, 8.734%, (1 mo. USD Term SOFR + 5.00%), 6/6/31		424	424,442
MI Windows & Doors LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		1,256	1,258,689
Oscar AcquisitionCo LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 4/29/29		871	629,426
Sport Group Holding GmbH, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,000	1,096,856
Tarkett Participation, Term Loan, 5.769%, (3 mo. EURIBOR + 3.75%), 4/22/31	EUR	1,000	1,190,942
			$ 5,021,543
Capital Markets — 1.3%
Advisor Group, Inc., Term Loan, 6.595%, (6 mo. USD Term SOFR + 3.00%), 7/30/32		1,059	$ 1,065,081
Aretec Group, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 8/9/30		785	789,363
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Athena Holdco SAS, Term Loan, 5.019%, (3 mo. EURIBOR + 3.00%), 4/14/31	EUR	1,000	$ 1,185,818
Citco Funding LLC, Term Loan, 6.511%, (1 mo. USD Term SOFR + 2.75%), 4/27/28		758	763,532
EIG Management Co. LLC, Term Loan, 8.716%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		371	370,616
FinCo I LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/27/29		1,201	1,203,878
Focus Financial Partners LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		4,249	4,261,054
Franklin Square Holdings LP, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		1,010	984,384
HighTower Holdings LLC, Term Loan, 6.651%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		1,001	1,004,548
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		841	843,514
Mariner Wealth Advisors LLC , Term Loan, 5.936%, (3 mo. USD Term SOFR + 2.25%), 12/31/30		968	974,728
Orion Advisor Solutions, Inc., Term Loan, 7.11%, (3 mo. USD Term SOFR + 3.25%), 9/24/30		617	622,031
Orion U.S. Finco, Inc., Term Loan, 7.427%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		725	729,249
Saphilux SARL, Term Loan, 5.617%, (6 mo. EURIBOR + 3.50%), 7/18/28	EUR	500	596,743
Victory Capital Holdings, Inc., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 9/23/32		1,022	1,029,620
			$ 16,424,159
Chemicals — 1.5%
AAP Buyer, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 9/9/31		470	$ 472,749
Aruba Investments Holdings LLC, Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	953	1,012,573
CP Iris HoldCo I, Inc.:
Term Loan, 7.716%, (1 mo. USD Term SOFR + 4.00%), 10/27/32		823	820,264
Term Loan, 10/27/32(21)		102	101,267
Discovery Purchaser Corp., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		693	667,897
INEOS Finance PLC, Term Loan, 5.401%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	1,194	1,164,784
INEOS Quattro Holdings U.K. Ltd., Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.75%), 3/14/30		315	216,571
INEOS U.S. Finance LLC:
Term Loan, 6.316%, (1 mo. USD Term SOFR + 2.50%), 11/8/28		602	533,511

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS U.S. Finance LLC: (continued)
Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		1,037	$ 835,335
Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		1,757	1,430,619
Lonza Group AG:
Term Loan, 5.944%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	1,000	1,053,032
Term Loan, 7.697%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		1,675	1,474,065
Minerals Technologies, Inc., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		520	522,349
Nobian Finance BV, Term Loan, 5.779%, (3 mo. EURIBOR + 3.75%), 7/2/29	EUR	500	570,707
Nouryon Finance BV:
Term Loan, 5.515%, (3 mo. EURIBOR + 3.50%), 4/3/28	EUR	750	888,561
Term Loan, 7.036%, (6 mo. USD Term SOFR + 3.25%), 4/3/28		1,274	1,277,055
Olympus Water U.S. Holding Corp., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		2,026	2,011,268
Orion Engineered Carbons GmbH, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.15%), 9/24/28		359	328,542
Rohm Holding GmbH, Term Loan, 9.697%, (6 mo. USD Term SOFR + 5.50%), 1/31/29		1	607
SCUR-Alpha 1503 GmbH, Term Loan, 9.34%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		900	840,743
Tronox Finance LLC:
Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 4/4/29		470	386,788
Term Loan, 6.172% - 6.216%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		1,726	1,343,490
W.R. Grace & Co.-Conn., Term Loan, 6.689%, (3 mo. USD Term SOFR + 3.00%), 8/19/32		648	650,197
			$ 18,602,974
Commercial Services & Supplies — 1.9%
Albion Financing 3 SARL, Term Loan, 6.868%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		1,780	$ 1,795,240
Anticimex International AB, Term Loan, 5.219%, (3 mo. EURIBOR + 3.15%), 11/17/31	EUR	1,000	1,188,603
Befesa SA, Term Loan, 4.316%, (3 mo. EURIBOR + 2.25%), 7/9/29	EUR	1,000	1,190,331
Belfor Holdings, Inc.:
Term Loan, 5.401%, (1 mo. EURIBOR + 3.50%), 11/1/30	EUR	1,000	1,186,952
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Belfor Holdings, Inc.: (continued)
Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		542	$ 544,941
EnergySolutions LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		3,693	3,722,848
Foundever Group:
Term Loan, 5.752%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	500	411,320
Term Loan, 7.758%, (3 mo. USD Term SOFR + 3.75%), 8/28/28		1,819	1,227,994
Gategroup Fin Luxembourg SA, Term Loan, 7.201%, (3 mo. USD Term SOFR + 3.50%), 6/10/32		597	601,603
GFL Environmental, Inc., Term Loan, 6.273%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		1,496	1,504,479
Harsco Corp., Term Loan, 6.081%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		257	257,755
Heritage-Crystal Clean, Inc., Term Loan, 7.48%, (1 mo. USD Term SOFR + 3.75%), 10/17/30		686	689,715
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.373%, (1 mo. USD Term SOFR + 3.50%), 12/2/31		1,992	2,006,565
Monitronics International, Inc., Term Loan, 11.434% - 11.478%, (1 mo. USD Term SOFR + 7.50%, 3 mo. USD Term SOFR + 7.50%), 6/30/28		1,160	1,161,871
MV Holding GmbH:
Term Loan, 4.144%, (1 mo. EURIBOR + 2.25%), 3/17/32	EUR	1,500	1,779,018
Term Loan, 5.721%, (1 mo. USD Term SOFR + 2.00%), 3/17/32		597	600,239
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30		843	844,918
Reworld Holding Corp.:
Term Loan, 1/15/31(22)		1,054	1,055,960
Term Loan, 1/15/31(22)		171	171,594
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 10/24/31		720	726,327
			$ 22,668,273
Communications Equipment — 0.1%
Viavi Solutions, Inc., Term Loan, 6.394%, (3 mo. USD Term SOFR + 2.50%), 10/16/32		650	$ 654,875
			$ 654,875

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials — 0.4%
Knife River HoldCo, Term Loan, 5.738%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		248	$ 249,676
Quikrete Holdings, Inc.:
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		2,094	2,104,125
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		1,302	1,306,932
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		1,338	1,343,519
			$ 5,004,252
Consumer Staples Distribution & Retail — 0.2%
Boots Group Bidco Ltd.:
Term Loan, 5.582%, (3 mo. EURIBOR + 3.50%), 8/30/32	EUR	1,000	$ 1,191,236
Term Loan, 7.206%, (3 mo. USD Term SOFR + 3.50%), 8/30/32		1,600	1,610,664
			$ 2,801,900
Containers & Packaging — 0.5%
Altium Packaging LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		493	$ 477,110
Berlin Packaging LLC, Term Loan, 6.922% - 7.235%, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 3.25%), 6/7/31		1,207	1,210,751
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.891%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		468	468,583
Owens-Illinois, Inc., Term Loan, 6.838%, (3 mo. USD Term SOFR + 3.00%), 9/30/32		1,025	1,035,091
Pregis TopCo Corp., Term Loan, 7.716%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		611	617,097
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 10.855%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		350	13,375
Proampac PG Borrower LLC, Term Loan, 7.878% - 7.905%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		1,252	1,255,952
Trivium Packaging BV, Term Loan, 5.81%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	500	591,149
			$ 5,669,108
Distributors — 0.4%
BradyPlus Holdings LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/29/32		975	$ 966,264
Parts Europe SA, Term Loan, 5.004%, (3 mo. EURIBOR + 3.00%), 2/3/31	EUR	1,500	1,788,264
Phillips Feed Service, Inc., Term Loan, 10.816%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(8)		103	63,818
Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors (continued)
Rubix Group Midco 3 Ltd., Term Loan, 6.083%, (6 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,000	$ 1,190,624
Safic-Alcan SAS, Term Loan, 5.519%, (3 mo. EURIBOR + 3.50%), 6/22/29	EUR	1,000	1,191,359
			$ 5,200,329
Diversified Consumer Services — 0.6%
Amber Finco PLC, Term Loan, 5.269%, (3 mo. EURIBOR + 3.25%), 6/11/29	EUR	1,100	$ 1,311,503
Ascend Learning LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		626	628,731
Fugue Finance BV, Term Loan, 5.317%, (3 mo. EURIBOR + 3.25%), 1/9/32	EUR	1,000	1,188,732
KUEHG Corp., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		891	866,876
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		545	546,563
Spring Education Group, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		1,333	1,342,169
Wand NewCo 3, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		1,077	1,078,947
			$ 6,963,521
Diversified Financial Services — 0.1%
Concorde Midco Ltd., Term Loan, 5.517%, (3 mo. EURIBOR + 3.50%), 3/1/30	EUR	1,000	$ 1,132,599
			$ 1,132,599
Diversified Telecommunication Services — 0.8%
Altice France SA, Term Loan, 10.86%, (3 mo. USD Term SOFR + 6.88%), 5/31/31		812	$ 813,183
Anuvu Holdings 2 LLC, Term Loan, 12.051%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(8)		914	16,818
Eircom Finco SARL, Term Loan, 4.665%, (1 mo. EURIBOR + 2.75%), 5/15/32	EUR	1,786	2,111,989
Lumen Technologies, Inc.:
Term Loan, 6.181%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		1,035	1,031,486
Term Loan, 6.181%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		1,035	1,031,139
Telenet International Finance SARL, Term Loan, 4.185%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,750	2,070,574
Virgin Media Bristol LLC, Term Loan, 7.115%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		1,150	1,153,594

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
VMED O2 UK Holdco 4 Ltd., Term Loan, 5.19%, (1 mo. EURIBOR + 3.25%), 1/31/33	EUR	600	$ 710,408
Zayo Group Holdings, Inc., Term Loan, 5.651%, (1 mo. EURIBOR + 3.75%), 5.151% cash, 0.50% PIK, 3/11/30	EUR	610	699,310
			$ 9,638,501
Electric Utilities — 0.2%
MRP Buyer LLC:
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		1,902	$ 1,891,788
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(21)		242	241,013
			$ 2,132,801
Electrical Equipment — 0.7%
Dynamo Newco II GmbH, Term Loan, 5.134%, (1 mo. EURIBOR + 3.25%), 10/1/31	EUR	500	$ 592,007
Kohler Energy Co. LLC:
Term Loan, 6.769%, (3 mo. EURIBOR + 4.75%), 5/1/31	EUR	1,500	1,772,055
Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		2,084	2,098,766
Nvent Electric PLC, Term Loan, 6.843%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		1,122	1,130,957
WEC U.S. Holdings Ltd., Term Loan, 5.873%, (1 mo. USD Term SOFR + 2.00%), 1/27/31		3,012	3,020,368
			$ 8,614,153
Electronic Equipment, Instruments & Components — 0.6%
Chamberlain Group, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 9/8/32		2,767	$ 2,776,208
Creation Technologies, Inc., Term Loan, 9.696%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		941	942,051
Range Red Operating, Inc.:
Term Loan, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(8)		188	150,346
Term Loan - Second Lien, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(8)		788	630,680
Sector Alarm Holding AS, Term Loan, 5.569%, (3 mo. EURIBOR + 3.50%), 6/14/29	EUR	500	594,478
Talbot Participation SAS, Term Loan, 5.404%, (1 week EURIBOR + 3.50%), 7/7/32	EUR	1,000	1,185,665
Verifone Systems, Inc., Term Loan, 9.352%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		557	529,212
			$ 6,808,640
Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc.:
Term Loan, 14.842%, (1 mo. USD Term SOFR + 11.00%), 3.842% cash, 11.00% PIK, 12/31/25(8)		141	$ 2,726
Term Loan, 14.842%, (1 mo. USD Term SOFR + 11.00%), 3.842% cash, 11.00% PIK, 12/31/25(8)		1,217	23,603
New Generation Gas Gathering LLC, Term Loan, 9.59%, (3 mo. USD Term SOFR + 5.75%), 9/30/29		2,261	2,221,705
PG Investment Co. 59 SARL, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/26/31		1,387	1,393,226
			$ 3,641,260
Engineering & Construction — 0.7%
American Residential Services LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		624	$ 627,952
APi Group DE, Inc., Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 1/3/29		1,248	1,253,773
Artera Services LLC, Term Loan, 8.172%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		418	339,967
Azuria Water Solutions, Inc.:
Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		887	892,853
Term Loan, 5/17/28(21)		65	65,352
Construction Partners, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		520	524,298
Green Infrastructure Partners, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		925	928,469
Holding Socotec, Term Loan, 5.519%, (3 mo. EURIBOR + 3.50%), 6/2/31	EUR	1,000	1,189,796
Northstar Group Services, Inc., Term Loan, 8.59%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		1,702	1,717,760
Platea BC Bidco AB:
Term Loan, 5.518%, (3 mo. EURIBOR + 3.50%), 4/3/31	EUR	417	496,049
Term Loan, 5.518%, (3 mo. EURIBOR + 3.50%), 4/3/31(21)	EUR	83	99,210
			$ 8,135,479
Entertainment — 0.5%
City Football Group Ltd., Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 7/22/30		1,324	$ 1,325,552
Dorna Sports SL, Term Loan, 4.874%, (6 mo. EURIBOR + 2.75%), 8/18/32	EUR	1,500	1,778,127
Playtika Holding Corp., Term Loan, 6.581%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		2,109	2,043,063

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Pretzel Parent, Inc., Term Loan, 8.216%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		993	$ 982,575
Vue Entertainment International Ltd., Term Loan, 10.103%, (6 mo. EURIBOR + 8.00%), 2.103% cash, 8.00% PIK, 12/31/27	EUR	28	21,012
			$ 6,150,329
Financial Services — 0.6%
CPI Holdco B LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		1,207	$ 1,210,572
NCR Atleos LLC, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		555	557,787
Nuvei Technologies Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		521	522,348
Planet U.S. Buyer LLC, Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		1,182	1,191,179
Synechron, Inc., Term Loan, 7.572%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		1,093	1,090,140
TMF Group Holding BV:
Term Loan, 5.249%, (3 mo. EURIBOR + 3.25%), 5/3/28	EUR	1,000	1,191,482
Term Loan, 6.687%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		368	370,458
Walker & Dunlop, Inc., Term Loan, 5.734%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		720	724,060
WEX, Inc., Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		819	820,180
			$ 7,678,206
Food Products — 1.5%
Artisan Newco BV, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 4/5/32	EUR	495	$ 587,410
CHG PPC Parent LLC:
Term Loan, 5.401%, (1 mo. EURIBOR + 3.50%), 12/8/28	EUR	2,000	2,378,311
Term Loan, 6.831%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		457	459,302
Del Monte Foods, Inc.:
DIP Loan, 13.35%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		239	229,708
Term Loan, 0.00%, 8/2/28(18)		62	31,141
Term Loan, 0.00%, 8/2/28(18)		55	27,680
Term Loan, 13.35% - 13.559%, (1 mo. USD Term SOFR + 9.60%), 4/2/26		300	248,983
Term Loan - Second Lien, 0.00%, 8/2/28(18)		439	20,841
Froneri Lux Finco SARL:
Term Loan, 4.833%, (6 mo. EURIBOR + 2.75%), 9/30/31	EUR	1,275	1,504,748
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri Lux Finco SARL: (continued)
Term Loan, 4.873%, (3 mo. EURIBOR + 2.75%), 9/30/32	EUR	1,000	$ 1,181,076
Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 9/30/32		850	851,186
Term Loan, 6.447%, (6 mo. USD Term SOFR + 2.25%), 9/30/31		2,091	2,092,238
Golden State Food LLC, Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 12/4/31		249	250,606
Monogram Food Solutions LLC, Term Loan, 7.831%, (1 mo. USD Term SOFR + 4.00%), 8/28/28		528	529,980
Newly Weds Foods, Inc., Term Loan, 5.984%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		1,194	1,197,480
Nomad Foods Europe Midco Ltd., Term Loan, 4.755%, (3 mo. EURIBOR + 2.50%), 10/28/32	EUR	3,000	3,556,449
Pegasus BidCo BV, Term Loan, 5.064%, (3 mo. EURIBOR + 3.00%), 7/12/29	EUR	940	1,118,911
PFI Lower Midco LLC, Term Loan, 7.873%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		575	580,031
POP Bidco SAS, Term Loan, 6.333%, (6 mo. EURIBOR + 4.25%), 11/26/31	EUR	500	595,051
United Petfood Finance BV, Term Loan, 4.577%, (6 mo. EURIBOR + 2.50%), 2/26/32	EUR	750	890,373
Valeo F1 Co. Ltd. (Ireland), Term Loan, 6.109%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	500	589,639
			$ 18,921,144
Ground Transportation — 0.1%
Student Transportation of America Holdings, Inc., Term Loan, 6.939%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		896	$ 899,234
			$ 899,234
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp., Term Loan, 7.966%, (1 mo. USD Term SOFR + 4.25%), 1/15/31		1,022	$ 1,034,445
			$ 1,034,445
Health Care Providers & Services — 2.2%
AEA International Holdings (Lux) SARL, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		1,033	$ 1,038,962
CCRR Parent, Inc., Term Loan, 8.334%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		500	146,999
CNT Holdings I Corp., Term Loan, 6.09%, (3 mo. USD Term SOFR + 2.25%), 11/8/32		669	671,222

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Concentra Health Services, Inc., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		371	$ 374,390
Electron BidCo, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 11/1/28		1,072	1,078,723
Elsan SAS, Term Loan, 5.582%, (3 mo. EURIBOR + 3.50%), 6/16/31	EUR	1,500	1,724,115
Ensemble RCM LLC, Term Loan, 6.84%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		2,279	2,292,531
Hanger, Inc.:
Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		1,165	1,170,345
Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(21)		151	151,489
Heartland Dental LLC, Term Loan, 7.466%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		672	675,225
IVC Acquisition Ltd.:
Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		1,005	1,011,702
Term Loan, 9.094%, (3 mo. GBP SONIA + 5.00%), 12/12/28	GBP	1,000	1,355,877
MDVIP, Inc., Term Loan, 6.73%, (1 mo. USD Term SOFR + 3.00%), 10/14/31		773	776,005
Mehilainen Yhtiot OYJ, Term Loan, 5.518%, (3 mo. EURIBOR + 3.50%), 8/5/31	EUR	1,000	1,191,148
Midwest Physician Administrative Services LLC, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		1,296	1,182,233
National Mentor Holdings, Inc.:
Term Loan, 9.716%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		1,433	1,437,794
Term Loan, 12/12/30(21)		614	616,197
Pacific Dental Services LLC, Term Loan, 6.236%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		1,182	1,187,618
Phoenix Guarantor, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		1,562	1,571,687
Radnet Management, Inc., Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		714	717,653
Raven Acquisition Holdings LLC:
Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		1,505	1,511,938
Term Loan, 11/19/31(21)		108	108,812
Reverb Buyer, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		1,421	1,023,118
Select Medical Corp., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		965	965,250
Surgery Center Holdings, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 12/19/30		926	930,818
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Synlab Bondco PLC:
Term Loan, 4.551%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	500	$ 591,137
Term Loan, 5.816%, (3 mo. EURIBOR + 3.75%), 4/16/31	EUR	125	148,355
U.S. Anesthesia Partners, Inc., Term Loan, 7.987%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		1,459	1,467,763
			$ 27,119,106
Health Care Technology — 0.2%
Imprivata, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		514	$ 516,936
PointClickCare Technologies, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		645	647,285
Press Ganey Holdings, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 4/30/31		642	643,905
Project Ruby Ultimate Parent Corp., Term Loan, 6.581%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		1,006	1,009,514
			$ 2,817,640
Hotels, Restaurants & Leisure — 1.6%
Betclic Everest Group, Term Loan, 5.005%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	500	$ 594,516
Caesars Entertainment, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		2,235	2,218,424
Fertitta Entertainment LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		4,055	4,058,338
Flutter Financing BV, Term Loan, 5.422%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		3,014	3,014,751
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.519%, (3 mo. EURIBOR + 3.50%), 6/30/28	EUR	1,119	1,327,386
Herschend Entertainment Co. LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 5/27/32		398	401,275
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31		1,039	1,020,104
IRB Holding Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 12/16/30		290	291,331
New Bidco AB, Term Loan, 5.768%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	937	1,102,462
Ontario Gaming GTA LP, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		1,474	1,367,554
Scientific Games Holdings LP, Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 4/4/29	EUR	1,000	1,165,164
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		862	858,642

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Turquoise Topco Ltd., Term Loan, 12/30/32(22)		1,100	$ 1,087,625
Voyager Parent LLC, Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 7/1/32		873	874,532
Wyndham Hotels & Resorts, Inc., Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 5/24/30		758	760,491
			$ 20,142,595
Household Durables — 1.3%
Libbey Glass, Inc., Term Loan, 10.509%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		9,218	$ 8,906,440
Madison Safety & Flow LLC, Term Loan, 6.227%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		434	437,613
PHRG Intermediate LLC, Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		945	941,313
Serta Simmons Bedding LLC:
Term Loan, 11.286%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		3,593	3,397,431
Term Loan, 11.484%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		390	390,585
Somnigroup International, Inc., Term Loan, 5.91%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		1,312	1,322,338
			$ 15,395,720
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		1,827	$ 1,197,973
			$ 1,197,973
Independent Power and Renewable Electricity Producers — 0.1%
Invenergy Thermal Operating I LLC:
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		1,032	$ 1,039,073
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		65	65,585
			$ 1,104,658
Industrial Conglomerates — 0.2%
Ammeraal Beltech Holding BV, Term Loan, 7.019%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	942	$ 972,207
Rain Carbon GmbH, Term Loan, 7.035%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	901	1,060,047
			$ 2,032,254
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance — 1.6%
Alera Group, Inc., Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 5/31/32		1,870	$ 1,881,432
Alliant Holdings Intermediate LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		1,212	1,215,899
AmWINS Group, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/30/32		4,207	4,223,554
Broadstreet Partners, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 6/13/31		1,133	1,138,459
HUB International Ltd., Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		4,486	4,513,922
IMA Financial Group, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		968	971,231
Ryan Specialty Group LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		1,238	1,241,243
Trucordia Insurance Holdings LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		873	868,448
Truist Insurance Holdings LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		276	276,612
USI, Inc., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		2,988	2,998,439
			$ 19,329,239
Interactive Media & Services — 0.3%
Aragorn Parent Corp., Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		937	$ 944,819
Foundational Education Group, Inc., Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		528	488,136
X Corp., Term Loan, 10.448%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		2,179	2,145,421
			$ 3,578,376
IT Services — 1.3%
Asurion LLC:
Term Loan, 7.816%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		982	$ 984,240
Term Loan, 7.966%, (1 mo. USD Term SOFR + 4.25%), 9/19/30		2,016	2,019,153
Term Loan - Second Lien, 9.081%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		1,350	1,347,685
Gainwell Acquisition Corp., Term Loan, 7.772%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		1,449	1,426,104
Go Daddy Operating Co. LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		144	144,620
Indy U.S. Bidco LLC, Term Loan, 4.651%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	500	593,259

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Iron Mountain, Inc., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		854	$ 855,182
NAB Holdings LLC, Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		1,081	1,035,727
Newfold Digital Holdings Group, Inc.:
Term Loan, 7.384%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		2,210	1,853,918
Term Loan, 7.384%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		390	248,663
Nielsen Consumer, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		1,219	1,222,263
Plano HoldCo, Inc., Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		596	579,124
Rackspace Finance LLC:
Term Loan, 10.115%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		1,441	1,470,422
Term Loan - Second Lien, 6.615%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		856	320,147
Sedgwick Claims Management Services, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		1,194	1,198,739
Shift4 Payments LLC, Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 6/30/32		249	251,142
Trio Bidco, Inc.:
Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		385	385,966
Term Loan, 10/29/32(21)		40	40,628
			$ 15,976,982
Leisure Products — 0.1%
Accell Group NV, Term Loan, 9.083%, (6 mo. EURIBOR + 7.00%), 5/31/30	EUR	97	$ 5,126
Recess Holdings, Inc., Term Loan, 7.615%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		1,307	1,316,747
Sprint Holdco BV:
Term Loan, 9.083%, (6 mo. EURIBOR + 7.00%), 5/31/30	EUR	89	3,990
Term Loan - Second Lien, 9.083%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	51	845
Sprint MidCo BV:
Term Loan, 0.02%, 6/30/31(23)	EUR	82	722
Term Loan - Second Lien, 9.083%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	60	858
			$ 1,328,288
Life Sciences Tools & Services — 0.4%
Loire Finco Luxembourg SARL:
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 1/21/30	EUR	1,000	$ 1,189,344
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Loire Finco Luxembourg SARL: (continued)
Term Loan, 7.716%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		332	$ 332,990
Normec 1 BV, Term Loan, 4.884%, (1 mo. EURIBOR + 3.00%), 4/16/31	EUR	1,000	1,187,927
Spectris PLC:
Term Loan, 5.303%, (3 mo. EURIBOR + 3.25%), 9/30/32	EUR	1,000	1,187,540
Term Loan, 6.604%, (3 mo. USD Term SOFR + 2.75%), 9/30/32		399	401,494
			$ 4,299,295
Machinery — 2.7%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.672%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		496	$ 499,044
Apex Tool Group LLC:
Term Loan, 8.966%, (1 mo. USD Term SOFR + 5.25%), 4/8/30		910	780,192
Term Loan, 9.716%, (1 mo. USD Term SOFR + 6.00%), 4/8/31		2,044	613,071
Term Loan, 9.716%, (1 mo. USD Term SOFR + 6.00%), 4/8/31		36	10,892
Term Loan, 10.716%, (1 mo. USD Term SOFR + 7.00%), 1/7/30		38	36,898
Term Loan, 13.716%, (1 mo. USD Term SOFR + 7.00%), 1/7/30		602	300,903
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32		648	654,317
BG MS U.S. Holding LLC, Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		800	800,000
Cleanova U.S. Holdings LLC, Term Loan, 8.483%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		549	551,368
Conair Holdings LLC, Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		911	479,215
CoorsTek, Inc., Term Loan, 6.859%, (3 mo. USD Term SOFR + 3.00%), 10/28/32		850	857,973
CPM Holdings, Inc., Term Loan, 8.343%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		296	295,329
Cube Industrials Buyer, Inc., Term Loan, 6.912%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		621	625,601
Delachaux Group SA, Term Loan, 5.316%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	922	1,098,456
EMRLD Borrower LP:
Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		704	706,251
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		1,037	1,040,248
Engineered Machinery Holdings, Inc.:
Term Loan, 5.519%, (3 mo. EURIBOR + 3.50%), 11/26/32	EUR	960	1,138,414

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Engineered Machinery Holdings, Inc.: (continued)
Term Loan, 6.016%, (3 mo. EURIBOR + 4.00%), 5/19/28	EUR	1,000	$ 1,184,014
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 11/26/32		2,557	2,576,577
Filtration Group Corp.:
Term Loan, 5.401%, (1 mo. EURIBOR + 3.50%), 10/21/28	EUR	1,184	1,412,942
Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 10/21/28		693	697,663
Gates Global LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		3,555	3,567,958
Icebox Holdco III, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		819	827,281
INNIO Group Holding GmbH, Term Loan, 4.754%, (3 mo. EURIBOR + 2.75%), 11/2/28	EUR	578	688,431
Jennmar Inter III LLC, Term Loan, 8.734%, (3 mo. USD Term SOFR + 5.00%), 12/16/30		600	597,000
Roper Industrial Products Investment Co. LLC:
Term Loan, 5.519%, (3 mo. EURIBOR + 3.50%), 11/22/29	EUR	984	1,167,786
Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		982	989,184
SPX Flow, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 4/5/29		1,017	1,020,681
Terex Corp., Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 10/8/31		2,357	2,372,468
TK Elevator Midco GmbH:
Term Loan, 5.121%, (6 mo. EURIBOR + 3.00%), 4/30/30	EUR	1,500	1,783,125
Term Loan, 6.947%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		1,971	1,985,410
Zephyr German BidCo GmbH, Term Loan, 5.169%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	1,500	1,781,442
			$ 33,140,134
Marine Transportation — 0.1%
Boluda Towage SL, Term Loan, 5.384%, (1 mo. EURIBOR + 3.50%), 1/31/30	EUR	1,000	$ 1,189,837
			$ 1,189,837
Media — 0.3%
ABG Intermediate Holdings 2 LLC:
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 12/21/28		245	$ 245,492
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		620	621,631
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Charter Communications Operating LLC, Term Loan, 6.235%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	569	$ 570,317
Emerald X, Inc., Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 1/30/32	224	226,208
Fleet Midco I Ltd., Term Loan, 6.792%, (6 mo. USD Term SOFR + 2.75%), 2/21/31	829	834,247
Gray Television, Inc., Term Loan, 6.987%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	492	493,225
Hubbard Radio LLC, Term Loan, 8.216%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	538	121,035
		$ 3,112,155
Metals/Mining — 0.2%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(23)	416	$ 416,114
Arsenal AIC Parent LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	429	430,624
Navoi Mining & Metallurgical Co., Term Loan, 8.63%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	10	9,890
WireCo WorldGroup, Inc., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	428	429,276
Zekelman Industries, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	1,078	1,084,503
		$ 2,370,407
Oil and Gas Exploration and Production — 0.1%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(21)	1,228	$ 1,228,031
Term Loan, 9.308%, (1 mo. USD Term SOFR + 5.50%), 5/24/32	72	71,911
		$ 1,299,942
Oil, Gas & Consumable Fuels — 0.6%
Freeport LNG Investments LLLP, Term Loan, 7.12%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	618	$ 621,728
GIP Pilot Acquisition Partners LP, Term Loan, 5.935%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	471	472,359
Hilcorp Energy I LP, Term Loan, 5.736%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	844	846,266
ITT Holdings LLC, Term Loan, 6.191%, (1 mo. USD Term SOFR + 2.48%), 10/11/30	782	787,692
Matador Bidco SARL, Term Loan, 8.066%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	1,176	1,180,428
Natgasoline LLC, Term Loan, 9.216%, (1 mo. USD Term SOFR + 5.50%), 3/29/30	515	520,522

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.977%, (1 mo. USD Term SOFR + 2.25%), 10/5/28		1,003	$ 1,011,431
Oxbow Carbon LLC, Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		483	484,021
UGI Energy Services LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 2/22/30		1,443	1,450,119
Whitewater Matterhorn Holdings LLC, Term Loan, 5.983%, (3 mo. USD Term SOFR + 2.25%), 6/16/32		500	502,602
			$ 7,877,168
Passenger Airlines — 0.0%†
WestJet Loyalty LP, Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 2/14/31		491	$ 494,089
			$ 494,089
Personal Products — 0.1%
Rainbow Finco SARL, Term Loan, 5.557%, (6 mo. EURIBOR + 3.50%), 2/23/29	EUR	1,000	$ 1,191,095
			$ 1,191,095
Pharmaceuticals — 0.5%
Amneal Pharmaceuticals LLC, Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 8/1/32		549	$ 554,111
Bausch Health Cos., Inc., Term Loan, 9.966%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		846	828,205
Ceva Sante Animale:
Term Loan, 5.019%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	1,500	1,783,363
Term Loan, 6.593%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		393	396,058
Jazz Financing Lux SARL, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		1,001	1,006,965
Nidda Healthcare Holding AG, Term Loan, 5.54%, (3 mo. EURIBOR + 3.50%), 12/9/32	EUR	750	890,214
Recipharm AB, Term Loan, 5.014%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,000	1,182,915
			$ 6,641,831
Professional Services — 2.6%
AAL Delaware Holdco, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		1,462	$ 1,471,791
Amspec Parent LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		1,194	1,200,211
APFS Staffing Holdings, Inc., Term Loan, 7.966% - 8.072%, (1 mo. USD Term SOFR + 4.25%, 3 mo. USD Term SOFR + 4.25%), 12/29/28		242	219,246
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Apleona Holding GmbH, Term Loan, 6.316%, (3 mo. EURIBOR + 4.25%), 9/30/32	EUR	1,000	$ 1,190,871
Beauparc, Term Loan, 5.369%, (6 mo. EURIBOR + 3.25%), 8/24/28	EUR	750	886,265
Camelot U.S. Acquisition LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		2,086	2,061,870
Citrin Cooperman Advisors LLC, Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		1,347	1,352,234
CohnReznick LLP:
Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 3/31/32		623	627,038
Term Loan, 3/31/32(21)		99	99,893
CoreLogic, Inc., Term Loan, 7.331%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		2,005	2,009,578
Corporation Service Co., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		234	234,347
EAB Global, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		221	197,105
Employbridge Holding Co.:
Term Loan, 9.172%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		1,364	1,052,498
Term Loan - Second Lien, 8.684%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		2,149	432,449
First Advantage Holdings LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		2,159	2,140,512
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	1,000	1,191,994
Grant Thornton Advisors LLC:
Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		1,976	1,982,648
Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 6/2/31		1,471	1,478,934
Heron Bidco, Term Loan, 7.738%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		700	694,750
Highspring Holdings LLC, Term Loan, 8.822%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		264	216,042
iSolved, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		491	493,683
Mermaid Bidco, Inc.:
Term Loan, 5.773%, (3 mo. EURIBOR + 3.75%), 7/3/31	EUR	1,000	1,187,193
Term Loan, 7.151%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		1,041	1,045,996
Neptune Bidco U.S., Inc., Term Loan, 9.027%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		1,853	1,836,059
PHM Group Holding OYJ, Term Loan, 5.517%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	500	591,566

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.255%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	1,826	$ 2,167,254
Tempo Acquisition LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		664	640,041
Trans Union LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		1,230	1,233,571
Turbo EMEA Holdings BV, Term Loan, 5.151%, (1 mo. EURIBOR + 3.25%), 9/23/32	EUR	1,000	1,186,364
			$ 31,122,003
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		2,524	$ 2,552,263
Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		1,044	1,052,008
Greystar Real Estate Partners LLC, Term Loan, 6.322%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		587	590,271
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32		1,025	1,017,313
			$ 5,211,855
Road & Rail — 0.3%
Avis Budget Car Rental LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		323	$ 322,567
Hertz Corp.:
Term Loan, 7.331%, (1 mo. USD Term SOFR + 3.50%), 6/30/28		1,004	846,249
Term Loan, 7.331%, (1 mo. USD Term SOFR + 3.50%), 6/30/28		198	167,000
Term Loan, 7.466%, (1 mo. USD Term SOFR + 3.75%), 6/30/28		711	594,159
Kenan Advantage Group, Inc., Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		2,144	2,129,377
			$ 4,059,352
Semiconductors & Semiconductor Equipment — 0.2%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(18)		354	$ 126,998
MaxLinear, Inc., Term Loan, 6.086%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		286	265,714
MKS Instruments, Inc., Term Loan, 4.401%, (1 mo. EURIBOR + 2.50%), 8/17/29	EUR	1,451	1,728,766
			$ 2,121,478
Borrower/Description	Principal Amount* (000's omitted)		Value
Software — 5.0%
Applied Systems, Inc., Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 2/24/31		5,028	$ 5,062,608
Astra Acquisition Corp.:
DIP Loan, 12.627%, (3 mo. USD Term SOFR + 8.75%), 4/1/26(21)		82	82,606
Term Loan, 0.00%, 2/25/28(18)		607	127,568
Term Loan, 0.00%, 10/25/28(18)		853	3,601
Term Loan, 0.00%, 10/25/29(18)		1,278	6,452
Term Loan, 12.735%, (3 mo. USD Term SOFR + 8.75%), 4/1/26		34	34,466
Athena BidCo GmbH, Term Loan, 5.768%, (3 mo. EURIBOR + 3.75%), 5/31/32	EUR	1,000	1,191,911
Avalara, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 3/26/32		398	400,186
Boost Newco Borrower LLC:
Term Loan, 4.269%, (3 mo. EURIBOR + 2.25%), 1/31/31	EUR	1,485	1,752,622
Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		2,846	2,854,316
Boxer Parent Co., Inc.:
Term Loan, 5.401%, (1 mo. EURIBOR + 3.50%), 7/30/31	EUR	477	565,150
Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		2,944	2,940,193
Calabrio, Inc., Term Loan, 7.822%, (3 mo. USD Term SOFR + 4.00%), 11/26/32		975	921,375
Cegid Group SAS, Term Loan, 4.816%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	1,000	1,182,809
Cloudera, Inc.:
Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		2,254	2,165,846
Term Loan - Second Lien, 9.816%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		775	679,295
Constant Contact, Inc., Term Loan, 8.166%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		1,686	1,611,417
Cornerstone OnDemand, Inc., Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		1,299	1,197,660
Dayforce, Inc., Term Loan, 8/20/32(22)		1,125	1,122,997
Dragon Buyer, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		1,411	1,413,522
Drake Software LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		1,370	1,349,174
ECI Macola Max Holding LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		1,384	1,393,040
Epicor Software Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		2,297	2,306,842
Fiserv Investment Solutions, Inc., Term Loan, 7.889%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		496	491,660

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
IGT Holding IV AB, Term Loan, 4.919%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,000	$ 1,186,112
Marcel LUX IV SARL:
Term Loan, 5.56%, (3 mo. EURIBOR + 3.50%), 11/12/30	EUR	1,500	1,789,022
Term Loan, 6.93%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		2,013	2,025,376
McAfee LLC:
Term Loan, 5.566%, (3 mo. EURIBOR + 3.50%), 3/1/29	EUR	968	1,101,779
Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		2,717	2,516,014
Mosel Bidco SE, Term Loan, 5.768%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	750	892,210
N-Able International Holdings II LLC, Term Loan, 6.585%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		175	176,969
OceanKey (U.S.) II Corp., Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		1,567	1,547,276
OID-OL Intermediate I LLC:
Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		897	752,042
Term Loan, 9.84%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		219	225,878
Open Text Corp., Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		831	832,976
Polaris Newco LLC:
Term Loan, 5.816%, (3 mo. EURIBOR + 3.75%), 6/2/28	EUR	958	1,071,501
Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 6/2/28		1,633	1,578,274
Project Boost Purchaser LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		1,115	1,119,189
Proofpoint, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/31/28		2,401	2,417,324
Quartz Acquireco LLC, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/28/30		733	733,125
RealPage, Inc.:
Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		2,753	2,753,872
Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		447	448,626
Rocket Software, Inc., Term Loan, 7.466%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		224	224,108
Sabre GLBL, Inc.:
Term Loan, 9.816%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		530	471,397
Term Loan, 10.066%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		101	90,893
SolarWinds Holdings, Inc., Term Loan, 7.701%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		2,045	2,046,153
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
UKG, Inc., Term Loan, 6.338%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		4,182	$ 4,190,721
Vision Solutions, Inc., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		408	380,726
			$ 61,428,879
Specialty Retail — 1.0%
Applegreen Ireland, Term Loan, 6.566%, (3 mo. EURIBOR + 4.50%), 1/30/32	EUR	500	$ 593,770
Apro LLC, Term Loan, 7.677%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		593	596,203
Boels Topholding BV, Term Loan, 4.685%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	862	1,023,989
EG America LLC, Term Loan, 5.937%, (6 mo. EURIBOR + 3.88%), 2/7/28	EUR	434	514,612
Great Outdoors Group LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		2,329	2,345,666
Harbor Freight Tools USA, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		2,321	2,301,573
Homeserve USA Holding Corp., Term Loan, 5.734%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		884	887,018
Les Schwab Tire Centers, Term Loan, 6.216% - 6.322%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		1,580	1,583,875
Speedster Bidco GmbH:
Term Loan, 5.373%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	1,000	1,185,483
Term Loan, 6.689%, (3 mo. USD Term SOFR + 3.00%), 12/11/31		844	846,804
			$ 11,878,993
Technology Hardware, Storage & Peripherals — 0.0%†
Poseidon Bidco SASU, Term Loan, 7.018%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	675	$ 286,708
			$ 286,708
Trading Companies & Distributors — 1.1%
CD&R Hydra Buyer, Inc., Term Loan, 7.816%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		835	$ 835,960
Core & Main LP, Term Loan, 5.69%, (3 mo. USD Term SOFR + 2.00%), 2/9/31		368	369,617
DXP Enterprises, Inc., Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		660	666,513
Kodiak Building Partners, Inc., Term Loan, 7.466%, (1 mo. USD Term SOFR + 3.75%), 12/4/31		1,072	1,048,180
Paint Intermediate III LLC, Term Loan, 6.87%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		871	876,781

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
PEARLS (Netherlands) Bidco BV, Term Loan, 5.566%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	1,000	$ 1,071,947
Quimper AB, Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	1,875	2,234,184
Ramudden Global Group GmbH, Term Loan, 5.394%, (1 mo. EURIBOR + 3.50%), 12/10/29	EUR	1,000	1,186,629
Spin Holdco, Inc., Term Loan, 8.022%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		2,237	1,736,091
White Cap Buyer LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		1,597	1,605,668
Windsor Holdings III LLC:
Term Loan, 4.651%, (1 mo. EURIBOR + 2.75%), 8/1/30	EUR	500	589,192
Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		1,125	1,128,675
			$ 13,349,437
Transportation Infrastructure — 0.1%
Brown Group Holding LLC:
Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		216	$ 217,522
Term Loan, 6.466% - 6.59%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 7/1/31		640	644,098
KKR Apple Bidco LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		168	169,109
			$ 1,030,729
Total Senior Floating-Rate Loans (identified cost $499,313,030)			$ 494,299,443

Sovereign Government Bonds — 5.5%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.0%†
Albania Government International Bonds:
3.50%, 11/23/31(14)	EUR	200	$ 233,853
4.75%, 2/14/35(14)	EUR	200	238,362
			$ 472,215
Angola — 0.2%
Angola Government International Bonds:
8.00%, 11/26/29(14)		200	$ 195,544
8.75%, 4/14/32(14)		250	243,902
9.125%, 11/26/49(14)		600	515,712
Security	Principal Amount* (000's omitted)		Value
Angola (continued)
Angola Government International Bonds: (continued)
9.375%, 5/8/48(14)		200	$ 176,419
Angolan Government International Bonds:
9.244%, 1/15/31(14)		426	429,072
9.875%, 10/15/35(14)		1,135	1,124,617
			$ 2,685,266
Argentina — 0.2%
Argentina Republic Government International Bonds:
0.75% to 7/9/27, 7/9/30(4)		800	$ 682,000
1.00%, 7/9/29		80	71,280
3.50% to 7/9/29, 7/9/41(4)		400	277,800
4.125% to 7/9/27, 7/9/35(4)		800	597,200
5.00%, 1/9/38		600	467,100
Provincia de Cordoba 9.75%, 7/2/32(1)(14)		436	459,653
			$ 2,555,033
Armenia — 0.0%†
Republic of Armenia International Bonds, 6.75%, 3/12/35(14)		200	$ 208,369
			$ 208,369
Azerbaijan — 0.0%†
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(14)		240	$ 225,905
			$ 225,905
Benin — 0.1%
Benin Government International Bonds:
4.875%, 1/19/32(14)	EUR	152	$ 171,716
6.875%, 1/19/52(14)	EUR	369	394,485
7.96%, 2/13/38(14)		200	207,764
8.375%, 1/23/41(14)		200	210,076
			$ 984,041
Brazil — 0.2%
Brazil Government International Bonds:
3.875%, 6/12/30		900	$ 861,030
5.00%, 1/27/45		800	643,760
6.625%, 3/15/35		800	825,560
			$ 2,330,350

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Bulgaria — 0.0%†
Bulgaria Government International Bonds, 5.00%, 3/5/37(14)	120	$ 119,914
		$ 119,914
Chile — 0.2%
Chile Government International Bonds:
2.55%, 7/27/33	1,200	$ 1,041,480
3.50%, 1/25/50	800	587,960
4.95%, 1/5/36	500	505,325
		$ 2,134,765
Colombia — 0.2%
Colombia Government International Bonds:
3.125%, 4/15/31	400	$ 347,600
4.125%, 5/15/51	600	372,900
7.75%, 11/7/36	800	835,320
8.00%, 11/14/35	468	499,824
		$ 2,055,644
Congo — 0.1%
Congolese International Bonds, 9.875%, 11/7/32(14)	1,500	$ 1,349,058
		$ 1,349,058
Costa Rica — 0.1%
Costa Rica Government International Bonds:
6.55%, 4/3/34(14)	550	$ 601,219
7.158%, 3/12/45(14)	200	221,700
		$ 822,919
Dominican Republic — 0.2%
Dominican Republic International Bonds:
4.50%, 1/30/30(14)	700	$ 685,300
4.875%, 9/23/32(14)	500	482,350
5.30%, 1/21/41(14)	300	272,550
6.85%, 1/27/45(14)	400	417,560
7.45%, 4/30/44(14)	300	331,785
		$ 2,189,545
Ecuador — 0.2%
Ecuador Government International Bonds:
0.00%, 7/31/30(14)	916	$ 780,693
6.90%, 7/31/30(14)	1,123	1,111,490
Security	Principal Amount* (000's omitted)		Value
Ecuador (continued)
Ecuador Government International Bonds: (continued)
6.90%, 7/31/35(14)		360	$ 318,420
			$ 2,210,603
Egypt — 0.3%
Egypt Government International Bonds:
5.625%, 4/16/30(14)	EUR	400	$ 469,888
5.875%, 2/16/31(14)		200	200,616
6.375%, 4/11/31(14)	EUR	400	483,754
7.30%, 9/30/33(14)		200	206,166
7.903%, 2/21/48(14)		481	448,248
8.50%, 1/31/47(14)		478	470,313
8.625%, 2/4/30(14)		314	349,326
8.75%, 9/30/51(14)		352	353,193
8.875%, 5/29/50(14)		548	556,872
			$ 3,538,376
El Salvador — 0.1%
El Salvador Government International Bonds:
7.65%, 6/15/35(14)		100	$ 104,200
8.25%, 4/10/32(14)		230	248,745
9.65%, 11/21/54(1)		252	289,170
			$ 642,115
Ethiopia — 0.1%
Ethiopia International Bonds, 6.625%, 12/11/24(14)(18)		1,374	$ 1,478,369
			$ 1,478,369
Gabon — 0.0%†
Gabon Government International Bonds, 6.625%, 2/6/31(14)		200	$ 155,652
			$ 155,652
Ghana — 0.1%
Ghana Government International Bonds:
5.00% to 7/3/28, 7/3/29(4)(14)		209	$ 205,533
5.00% to 7/3/28, 7/3/35(4)(14)		500	458,967
			$ 664,500
Guatemala — 0.1%
Guatemala Government Bonds:
3.70%, 10/7/33(14)		200	$ 179,575
5.375%, 4/24/32(14)		330	334,290

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Guatemala (continued)
Guatemala Government Bonds: (continued)
6.55%, 2/6/37(14)	400	$ 429,600
		$ 943,465
Honduras — 0.0%†
Honduras Government International Bonds, 8.625%, 11/27/34(14)	200	$ 225,310
		$ 225,310
Hungary — 0.2%
Hungary Government International Bonds:
2.125%, 9/22/31(14)	400	$ 345,501
5.25%, 6/16/29(14)	200	204,288
5.50%, 3/26/36(14)	800	800,202
6.25%, 9/22/32(14)	700	747,890
		$ 2,097,881
India — 0.1%
Export-Import Bank of India:
2.25%, 1/13/31(14)	600	$ 541,380
5.50%, 1/18/33(1)	230	241,244
		$ 782,624
Iraq — 0.0%†
Iraq International Bonds, 5.80%, 1/15/28(14)	78	$ 77,889
		$ 77,889
Israel — 0.0%†
State of Israel, 3.80%, 5/13/60(14)	620	$ 419,979
		$ 419,979
Ivory Coast — 0.0%†
Ivory Coast Government International Bonds, 8.25%, 1/30/37(14)	491	$ 534,881
		$ 534,881
Jamaica — 0.0%†
Jamaica Government International Bonds, 8.00%, 3/15/39	400	$ 484,000
		$ 484,000
Security	Principal Amount* (000's omitted)	Value
Jordan — 0.0%†
Jordan Government International Bonds, 5.85%, 7/7/30(14)	468	$ 472,798
		$ 472,798
Kazakhstan — 0.0%†
Kazakhstan Government International Bonds, 4.714%, 4/9/35(14)	500	$ 496,803
		$ 496,803
Kenya — 0.1%
Republic of Kenya Government International Bonds:
8.25%, 2/28/48(14)	200	$ 189,039
9.50%, 3/5/36(14)	400	427,303
		$ 616,342
Lebanon — 0.1%
Lebanon Government International Bonds:
5.80%, 4/14/20(14)(18)	683	$ 159,868
6.00%, 1/27/23(14)(18)	196	45,813
6.10%, 10/4/22(14)(18)	538	126,005
6.15%, 6/19/20(14)(18)	23	5,407
6.20%, 2/26/25(14)(18)	125	29,299
6.25%, 5/27/22(14)(18)	91	21,403
6.25%, 11/4/24(14)(18)	102	23,902
6.25%, 6/12/25(14)(18)	44	10,355
6.375%, 3/9/20(14)(18)	858	200,836
6.40%, 5/26/23(14)(18)	879	205,818
6.60%, 11/27/26(14)(18)	25	5,861
6.65%, 4/22/24(14)(18)	235	55,098
6.65%, 11/3/28(14)(18)	32	7,554
6.85%, 3/23/27(14)(18)	29	6,781
6.85%, 5/25/29(14)(18)	383	90,091
7.00%, 3/20/28(14)(18)	146	34,310
7.00%, 4/22/31(14)(18)	196	45,734
7.00%, 3/23/32(14)(18)	63	14,934
7.25%, 3/23/37(14)(18)	60	14,239
8.25%, 4/12/21(14)(18)	35	8,158
		$ 1,111,466
Mexico — 0.2%
Mexico Government International Bonds:
3.25%, 4/16/30	500	$ 473,188
4.875%, 5/19/33	800	770,000
5.00%, 4/27/51	800	645,200

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Mexico (continued)
Mexico Government International Bonds: (continued)
6.00%, 5/7/36		400	$ 406,300
			$ 2,294,688
Mongolia — 0.0%†
Mongolia Government International Bonds, 6.625%, 2/25/30(14)		400	$ 410,902
			$ 410,902
Montenegro — 0.1%
Montenegro Government International Bonds, 4.875%, 4/1/32(14)	EUR	829	$ 986,460
			$ 986,460
Morocco — 0.0%†
Morocco Government International Bonds, 3.00%, 12/15/32(14)		365	$ 321,715
			$ 321,715
Nigeria — 0.1%
Nigeria Government International Bonds:
7.696%, 2/23/38(14)		300	$ 300,508
8.747%, 1/21/31(14)		200	218,197
10.375%, 12/9/34(14)		920	1,093,412
			$ 1,612,117
Oman — 0.2%
Oman Government International Bonds:
5.375%, 3/8/27(14)		200	$ 202,178
6.00%, 8/1/29(14)		400	419,734
6.25%, 1/25/31(14)		483	517,466
6.75%, 1/17/48(14)		230	253,833
7.375%, 10/28/32(14)		650	747,790
			$ 2,141,001
Pakistan — 0.1%
Pakistan Government International Bonds:
6.875%, 12/5/27(14)		200	$ 201,947
7.375%, 4/8/31(14)		400	398,611
			$ 600,558
Panama — 0.2%
Panama Government International Bonds:
3.16%, 1/23/30		400	$ 375,640
Security	Principal Amount* (000's omitted)		Value
Panama (continued)
Panama Government International Bonds: (continued)
4.50%, 4/1/56		600	$ 451,770
6.40%, 2/14/35		800	845,680
7.50%, 3/1/31		200	222,220
			$ 1,895,310
Paraguay — 0.0%†
Paraguay Government International Bonds, 4.95%, 4/28/31(14)		577	$ 586,665
			$ 586,665
Peru — 0.1%
Peru Government International Bonds:
3.00%, 1/15/34		1,200	$ 1,046,220
3.30%, 3/11/41		700	542,220
5.875%, 8/8/54		200	198,660
			$ 1,787,100
Philippines — 0.2%
Philippines Government International Bonds:
4.75%, 3/5/35		600	$ 602,595
5.00%, 7/17/33		900	925,326
5.50%, 1/17/48		500	501,765
			$ 2,029,686
Romania — 0.4%
Romania Government International Bonds:
1.75%, 7/13/30(14)	EUR	57	$ 60,634
2.00%, 4/14/33(14)	EUR	47	45,044
2.625%, 12/2/40(14)	EUR	248	193,265
2.75%, 4/14/41(14)	EUR	45	35,244
2.875%, 4/13/42(14)	EUR	50	39,007
3.375%, 1/28/50(14)	EUR	28	21,212
3.875%, 10/29/35(14)	EUR	361	370,790
4.625%, 4/3/49(14)	EUR	257	238,513
5.125%, 6/15/48(14)		28	23,134
5.625%, 2/22/36(14)	EUR	85	98,998
5.75%, 3/24/35(14)		1,346	1,336,853
5.875%, 7/11/32(14)	EUR	111	136,506
6.00%, 5/25/34(14)		28	28,468
6.00%, 9/24/44(14)	EUR	240	272,323
6.125%, 10/7/37(14)	EUR	440	521,049
6.25%, 9/10/34(14)	EUR	58	71,757
6.50%, 10/7/45(14)	EUR	310	363,764

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Romania (continued)
Romania Government International Bonds: (continued)
6.75%, 7/11/39(14)	EUR	281	$ 343,777
7.50%, 2/10/37(14)		648	718,405
7.625%, 1/17/53(14)		56	61,732
			$ 4,980,475
Serbia — 0.0%†
Serbia International Bonds, 2.125%, 12/1/30(14)		450	$ 394,035
			$ 394,035
Sri Lanka — 0.1%
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(4)		132	$ 125,806
3.35% to 9/15/27, 3/15/33(1)(4)		123	105,981
3.60% to 12/15/27, 6/15/35(1)(4)		57	43,544
3.60% to 11/15/27, 5/15/36(1)(4)		120	109,326
3.60% to 8/15/27, 2/15/38(1)(4)(14)		318	290,814
4.00%, 4/15/28(1)		128	122,644
			$ 798,115
Suriname — 0.2%
Suriname Government International Bonds:
7.70%, 11/6/30(1)		278	$ 287,383
8.50%, 11/6/35(1)		1,171	1,269,071
9.00%, Oil-Linked, 12/31/50(1)(14)		677	819,170
			$ 2,375,624
Trinidad and Tobago — 0.0%†
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(14)		300	$ 307,200
			$ 307,200
Ukraine — 0.3%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/30(4)(14)		17	$ 10,011
0.00% to 2/1/27, 2/1/34(4)(14)		250	119,165
0.00% to 2/1/27, 2/1/35(4)(14)		151	85,581
0.00% to 2/1/27, 2/1/36(4)(14)		154	87,539
4.00% to 2/1/27, 2/1/32(4)(14)		3,090	2,347,942
4.50% to 2/1/27, 2/1/29(4)(14)		180	135,003
4.50% to 2/1/27, 2/1/34(4)(14)		495	304,150
4.50% to 2/1/27, 2/1/35(4)(14)		645	389,103
Security	Principal Amount* (000's omitted)	Value
Ukraine (continued)
Ukraine Government International Bonds: (continued)
4.50% to 2/1/27, 2/1/36(4)(14)	319	$ 189,090
		$ 3,667,584
United Arab Emirates — 0.2%
Abu Dhabi Government International Bonds:
3.125%, 4/16/30(14)	600	$ 582,580
3.875%, 4/16/50(14)	600	483,365
5.00%, 4/30/34(14)	700	738,050
Finance Department Government of Sharjah, 3.625%, 3/10/33(14)	200	178,728
Sharjah Sukuk Program Ltd., 3.886%, 4/4/30(14)	200	193,216
		$ 2,175,939
Uruguay — 0.1%
Uruguay Government International Bonds:
5.10%, 6/18/50	400	$ 378,580
5.442%, 2/14/37	1,200	1,249,260
		$ 1,627,840
Uzbekistan — 0.0%†
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29(14)	300	$ 302,016
		$ 302,016
Venezuela — 0.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(14)(18)	316	$ 84,214
7.00%, 12/1/18(14)(18)	175	47,031
7.00%, 3/31/38(14)(18)	100	29,650
7.65%, 4/21/25(14)(18)	351	99,684
7.75%, 10/13/19(14)(18)	247	66,416
8.25%, 10/13/24(14)(18)	381	108,147
9.00%, 5/7/23(14)(18)	285	80,982
9.25%, 9/15/27(18)	409	136,504
9.25%, 5/7/28(14)(18)	160	51,104
9.375%, 1/13/34(18)	49	16,415
11.75%, 10/21/26(14)(18)	158	51,850
11.95%, 8/5/31(14)(18)	224	73,597
12.75%, 8/23/22(14)(18)	357	113,086
13.625%, 8/15/18(14)(18)	89	29,593
		$ 988,273

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Zambia — 0.0%†
Zambia Government International Bonds, 5.75% to 6/30/31, 6/30/33(4)(14)	100	$ 99,138
		$ 99,138
Total Sovereign Government Bonds (identified cost $62,364,238)		$ 67,468,518

Sovereign Loans — 0.2%
Borrower/Description	Principal Amount* (000's omitted)		Value
Argentina — 0.0%†
Provincia De Neuquen, Term Loan, 11.142%, (1 mo. USD Term SOFR + 7.30%), 5/28/27		107	$ 108,509
			$ 108,509
Bahamas — 0.1%
Commonwealth of the Bahamas, Term Loan, 8.969%, (6 mo. EURIBOR + 6.85%), 11/24/28(2)	EUR	495	$ 599,292
			$ 599,292
Tanzania — 0.1%
Government of the United Republic of Tanzania, Term Loan, 10.42%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(2)		1,519	$ 1,515,730
			$ 1,515,730
Total Sovereign Loans (identified cost $2,168,807)			$ 2,223,531

U.S. Government Agency Mortgage-Backed Securities — 15.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, 5/1/32	$126	$ 129,851
6.50%, 6/17/28	3	2,688
7.00%, 10/17/27	2	1,837
7.50%, with various maturities to 2035	184	193,514
8.00%, with various maturities to 2030	1	1,286
9.00%, 1/17/31	5	5,451
Federal National Mortgage Association:
4.50%, 7/1/42	2,111	2,112,104
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.555%, (COF + 1.33%), 10/1/36(24)	$215	$ 209,722
5.00%, with various maturities to 2040	2,013	2,051,620
5.50%, 6/1/33	179	184,795
6.00%, 5/1/29	33	34,229
6.084%, (6 mo. RFUCCT + 1.563%), 9/1/37(24)	299	306,328
6.338%, (1 yr. CMT + 2.291%), 8/1/36(24)	1,397	1,429,170
6.353%, (COF + 2.004%), 7/1/32(24)	255	259,889
6.50%, with various maturities to 2031	6	5,811
7.00%, with various maturities to 2029	64	64,871
7.50%, with various maturities to 2035	332	351,713
8.00%, with various maturities to 2027	2	2,764
8.325%, 9/20/28	1	615
8.451%, 10/15/29	0(25)	152
8.50%, 12/1/37	48	50,024
9.00%, 2/1/32	21	21,642
Government National Mortgage Association:
3.00%, 30-Year, TBA(26)	14,200	12,762,850
4.00%, 9/20/49	208	198,005
4.50%, with various maturities to 2052	2,212	2,175,078
5.00%, 6/20/52	12,089	12,156,170
5.50%, with various maturities to 2054	17,576	17,930,238
6.00%, with various maturities to 2054	12,762	13,228,542
6.50%, with various maturities to 2054	5,295	5,552,526
7.00%, with various maturities to 2054	63	64,649
7.50%, 8/15/32	222	229,985
8.00%, with various maturities to 2054	538	553,649
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(26)	10,000	8,840,094
5.00%, 30-Year, TBA(26)	47,000	46,889,844
5.50%, 30-Year, TBA(26)	55,300	56,079,815
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $183,710,045)		$ 184,081,521

Warrants — 0.0%
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.0%
Casino Guichard Perrachon SA, Exp. 4/27/29(11)	32,288	$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%†
Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings LLC(8)	2,257,600	$ 0
		$ 0
Energy — 0.0%
Enviva LLC, Escrow Certificates(8)(11)	$1,391,000	$ 0
		$ 0
Engineering & Construction — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(1)(8)(11)	$377,752	$ 0
Abengoa Abenewco 2 SA, Escrow Certificates(1)(8)(11)	377,752	0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(8)(11)	$1,186,000	$ 0
		$ 0
Surface Transport — 0.0%†
Hertz Corp., Escrow Certificates(11)	$364,000	$ 73,710
		$ 73,710
Total Miscellaneous (identified cost $0)		$ 73,710

Short-Term Investments — 2.2%
Affiliated Fund — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(27)	14,702,186	$ 14,702,186
Total Affiliated Fund (identified cost $14,702,186)		$ 14,702,186

U.S. Treasury Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 1/8/26(28)	$169	$ 168,902
0.00%, 2/12/26(28)	164	163,331
0.00%, 3/5/26(28)	167	165,987
0.00%, 3/10/26(28)	3,085	3,065,073
0.00%, 4/2/26(28)	8,670	8,593,085
Total U.S. Treasury Obligations (identified cost $12,150,158)		$ 12,156,378
Total Short-Term Investments (identified cost $26,852,344)		$ 26,858,564
Total Investments — 172.1% (identified cost $2,115,121,553)		$ 2,099,066,624
Less Unfunded Loan Commitments — (0.2)%		$ (2,545,350)
Net Investments — 171.9% (identified cost $2,112,576,203)		$ 2,096,521,274
TBA Sale Commitments — (1.8)%
U.S. Government Agency Mortgage-Backed Securities — (1.8)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
3.00%, 30-Year, TBA(26)	$(4,200)	$ (3,768,180)
3.00%, 30-Year, TBA(26)	(10,000)	(8,991,389)
3.00%, 30-Year, TBA(26)	(10,000)	(8,979,670)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $21,795,324)		$ (21,739,239)
Total TBA Sale Commitments (proceeds $21,795,324)		$ (21,739,239)
Other Assets, Less Liabilities — (87.8)%		$(1,071,163,795)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — 17.7%		$ 216,126,904
Net Assets Applicable to Common Shares — 100.0%		$ 1,219,745,144

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $763,638,125 or 62.6% of the Fund's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2025.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(9)	Includes a non-economic companion Class ELP Certificate with no stated principal amount and zero fair value as of December 31, 2025. Class ELP Certificates are entitled only to the excess liquidation proceeds in the event of the liquidation of the Trust.
(10)	Represents an investment in an issuer that may be deemed to be an affiliate.
(11)	Non-income producing security.
(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(13)	Restricted security.
(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $86,388,851 or 7.1% of the Fund's net assets applicable to common shares.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	Security converts to variable rate after the indicated fixed-rate coupon period.
(17)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(19)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(20)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(21)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At December 31, 2025, the total value of unfunded loan commitments is $2,551,370.
(22)	This Senior Loan will settle after December 31, 2025, at which time the interest rate will be determined.
(23)	Fixed-rate loan.
(24)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at December 31, 2025.
(25)	Principal amount is less than $500.
(26)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(28)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	155,649	USD	182,655	3/18/26	$ 880
EUR	108,528	USD	128,179	3/18/26	(206)
EUR	163,926	USD	193,607	3/18/26	(312)
EUR	838,406	USD	990,209	3/18/26	(1,593)
USD	1,977,540	EUR	1,674,374	3/18/26	3,181
USD	1,427,324	EUR	1,208,509	3/18/26	2,296
USD	977,450	EUR	827,603	3/18/26	1,572
USD	957,361	EUR	810,593	3/18/26	1,540
USD	885,797	EUR	750,000	3/18/26	1,425
USD	779,501	EUR	660,000	3/18/26	1,254
USD	483,743	EUR	409,583	3/18/26	778
USD	173,802	EUR	147,157	3/18/26	279
USD	157,168	EUR	133,074	3/18/26	253
USD	131,830	EUR	111,620	3/18/26	212
USD	108,175	EUR	91,591	3/18/26	174
					$11,733
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	49,021,414	EUR	42,161,465	Standard Chartered Bank	1/5/26	$ —	$ (526,740)
USD	397,314	EUR	340,000	Citibank, N.A.	1/9/26	—	(2,329)
EUR	155,686	USD	179,552	Citibank, N.A.	1/30/26	3,627	—
EUR	739,000	USD	856,070	Goldman Sachs International	1/30/26	13,432	—
EUR	426,176	USD	493,286	Goldman Sachs International	1/30/26	8,149	—
EUR	104,738	USD	121,752	Goldman Sachs International	1/30/26	1,481	—
EUR	36,523	USD	42,310	Goldman Sachs International	1/30/26	664	—
EUR	199,000	USD	230,162	HSBC Bank USA, N.A.	1/30/26	3,980	—
EUR	14,000,000	USD	16,297,722	Standard Chartered Bank	1/30/26	174,572	—
EUR	166,090	USD	193,274	Standard Chartered Bank	1/30/26	2,147	—
EUR	837,833	USD	967,367	State Street Bank and Trust Company	1/30/26	18,421	—
EUR	182,900	USD	211,411	State Street Bank and Trust Company	1/30/26	3,787	—
EUR	1,010,387	USD	1,189,861	State Street Bank and Trust Company	1/30/26	—	(1,047)
GBP	127,627	USD	168,542	Citibank, N.A.	1/30/26	3,488	—
GBP	106,592	USD	140,857	Citibank, N.A.	1/30/26	2,820	—
GBP	123,041	USD	165,046	Goldman Sachs International	1/30/26	802	—
GBP	402,139	USD	537,836	State Street Bank and Trust Company	1/30/26	4,211	—
GBP	100,989	USD	131,797	The Royal Bank of Scotland PLC	1/30/26	4,327	—
GBP	226,274	USD	301,784	The Royal Bank of Scotland PLC	1/30/26	3,212	—
USD	115,593	EUR	100,000	Citibank, N.A.	1/30/26	—	(2,066)
USD	242,746	EUR	210,000	Citibank, N.A.	1/30/26	—	(4,339)

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	278,030	EUR	240,000	Deutsche Bank AG	1/30/26	$ —	$ (4,352)
USD	1,091,616	EUR	936,567	Deutsche Bank AG	1/30/26	—	(10,342)
USD	39,194,165	EUR	33,627,170	Deutsche Bank AG	1/30/26	—	(371,310)
USD	153,041	EUR	130,000	Goldman Sachs International	1/30/26	84	—
USD	121,448	EUR	105,000	Goldman Sachs International	1/30/26	—	(2,094)
USD	231,182	EUR	200,000	Goldman Sachs International	1/30/26	—	(4,136)
USD	262,944	EUR	223,106	Standard Chartered Bank	1/30/26	438	—
USD	80,522	EUR	68,925	Standard Chartered Bank	1/30/26	—	(575)
USD	151,947	EUR	130,000	Standard Chartered Bank	1/30/26	—	(1,010)
USD	175,252	EUR	150,000	Standard Chartered Bank	1/30/26	—	(1,237)
USD	210,501	EUR	180,563	Standard Chartered Bank	1/30/26	—	(1,948)
USD	523,552	EUR	446,911	Standard Chartered Bank	1/30/26	—	(2,280)
USD	158,156	EUR	134,705	State Street Bank and Trust Company	1/30/26	—	(336)
USD	270,873	EUR	232,405	State Street Bank and Trust Company	1/30/26	—	(2,572)
USD	240,682	EUR	208,111	State Street Bank and Trust Company	1/30/26	—	(4,180)
USD	197,970	EUR	169,575	The Toronto-Dominion Bank	1/30/26	—	(1,550)
USD	362,517	EUR	310,087	The Toronto-Dominion Bank	1/30/26	—	(2,329)
USD	134,917	GBP	101,078	Deutsche Bank AG	1/30/26	—	(1,328)
USD	133,321	GBP	99,990	Deutsche Bank AG	1/30/26	—	(1,456)
USD	135,580	GBP	101,406	Goldman Sachs International	1/30/26	—	(1,107)
USD	8,458,056	GBP	6,393,383	Goldman Sachs International	1/30/26	—	(159,636)
USD	123,678	GBP	93,166	Standard Chartered Bank	1/30/26	—	(1,902)
USD	110,841	GBP	82,045	State Street Bank and Trust Company	1/30/26	252	—
USD	133,273	GBP	100,000	State Street Bank and Trust Company	1/30/26	—	(1,517)
USD	390,539	GBP	291,353	State Street Bank and Trust Company	1/30/26	—	(2,179)
USD	130,473	GBP	98,978	State Street Bank and Trust Company	1/30/26	—	(2,940)
USD	143,417	GBP	109,429	The Royal Bank of Scotland PLC	1/30/26	—	(4,083)
USD	49,583,823	EUR	42,161,465	Standard Chartered Bank	2/3/26	—	(32,441)
GBP	62,224	USD	84,038	Standard Chartered Bank	2/27/26	—	(173)
USD	19,386,413	EUR	16,664,947	HSBC Bank USA, N.A.	2/27/26	—	(247,211)
USD	22,224,101	EUR	19,094,334	Standard Chartered Bank	2/27/26	—	(271,678)
USD	2,552,921	GBP	1,935,974	Standard Chartered Bank	2/27/26	—	(56,380)
USD	43,624,916	EUR	36,881,758	Deutsche Bank AG	3/31/26	109,745	—
						$359,639	$(1,730,803)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,704	Long	3/31/26	$186,255,188	$(786,742)
U.S. Ultra 10-Year Treasury Note	11	Long	3/20/26	1,265,172	(2,656)

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
Euro-Bobl	(15)	Short	3/6/26	$ (2,047,668)	$ 7,756
Euro-Bund	(25)	Short	3/6/26	(3,748,007)	27,911
Euro-Buxl	(1)	Short	3/6/26	(129,413)	1,951
U.S. 2-Year Treasury Note	(1)	Short	3/31/26	(208,789)	115
U.S. 5-Year Treasury Note	(99)	Short	3/31/26	(10,821,164)	33,030
U.S. 10-Year Treasury Note	(142)	Short	3/20/26	(15,966,125)	101,917
U.S. Long Treasury Bond	(173)	Short	3/20/26	(19,997,719)	290,083
U.S. Ultra-Long Treasury Bond	(37)	Short	3/20/26	(4,366,000)	70,715
					$(255,920)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$158	1.00% (pays quarterly)(4)	2.01%	12/20/28	$(4,402)	$28,519	$24,117
Total	$158				$(4,402)	$28,519	$24,117
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(4)	6/20/30	$238	$(1,560)	$(1,322)
Total				$238	$(1,560)	$(1,322)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	Citibank, N.A.	$ 2,041	1.00% (pays quarterly)(4)	1.11%	12/20/31	$(11,373)	$54,433	$ 43,060
Petroleos Mexicanos	Goldman Sachs International	91	1.00% (pays quarterly)(4)	1.53	6/20/26	(199)	522	323
Petroleos Mexicanos	Goldman Sachs International	173	1.00% (pays quarterly)(4)	1.53	6/20/26	(368)	3,091	2,723

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Goldman Sachs International	$ 92	1.00% (pays quarterly)(4)	1.98%	6/20/27	$ (1,253)	$ 1,859	$ 606
Petroleos Mexicanos	Goldman Sachs International	462	1.00% (pays quarterly)(4)	1.98	6/20/27	(6,294)	9,399	3,105
Petroleos Mexicanos	Goldman Sachs International	721	1.00% (pays quarterly)(4)	1.98	6/20/27	(9,823)	13,157	3,334
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	175	1.00% (pays quarterly)(4)	1.94	6/20/27	(2,280)	3,965	1,685
U.S. Land Banking	Goldman Sachs International	8,500	5.50% (pays monthly)	5.42	10/10/29	63,751	—	63,751
U.S. Single Family Rental	Goldman Sachs International	4,311	7.85% (pays monthly)	7.61	3/18/28	73,153	3,695	76,848
Total		$16,566				$105,314	$90,121	$195,435
(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $16,724,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund entered into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund engaged in forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilized interest rate futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Restricted Securities
At December 31, 2025, the Fund owned the following security (representing less than 0.05% of net assets applicable to common shares) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	44,272	$298,087	$699,498
Total Restricted Securities			$298,087	$699,498
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $23,382,325, which represents 1.9% of the Fund's net assets applicable to common shares. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.225%, 6/15/47	$ 38,658	$ —	$ (38,892)	$3,169	$(2,941)	$ —	$ 13	$ —
Series 2015-C23, Class D, 4.204%, 7/15/50	2,572,543	—	(1,092,065)	—	(114,090)	1,376,572	90,763	$1,412,271
Series 2016-C29, Class D, 3.00%, 5/15/49	2,922,877	—	—	—	(37,835)	2,900,770	78,413	$3,577,365
Series 2016-C32, Class D, 3.396%, 12/15/49	1,221,020	—	—	—	145,198	1,377,334	51,868	$1,600,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	2,565,511	—	—	—	433,989	3,025,463	46,484	$4,488,667
Short-Term Investments
Liquidity Fund, Institutional Class(1)	24,737,696	556,224,702	(566,260,212)	—	—	14,702,186	936,098	14,702,186
Total				$3,169	$424,321	$23,382,325	$1,203,639
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 97,115,831	$ —	$ 97,115,831
Closed-End Funds	19,478,353	—	—	19,478,353
Collateralized Mortgage Obligations	—	472,535,498	0	472,535,498
Commercial Mortgage-Backed Securities	—	109,621,485	0	109,621,485
Common Stocks	91,569	10,528,027	723,814	11,343,410
Convertible Bonds	—	2,287,097	—	2,287,097
Corporate Bonds	—	606,446,413	0	606,446,413
Government National Mortgage Association Participation Agreements	—	4,468,604	—	4,468,604
Preferred Stocks	—	408,389	356,257	764,646
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	490,735,852	1,018,241	491,754,093
Sovereign Government Bonds	—	67,468,518	—	67,468,518
Sovereign Loans	—	2,223,531	—	2,223,531
U.S. Government Agency Mortgage-Backed Securities	—	184,081,521	—	184,081,521
Warrants	—	0	—	0
Miscellaneous	—	73,710	0	73,710
Short-Term Investments:
Affiliated Fund	14,702,186	—	—	14,702,186
U.S. Treasury Obligations	—	12,156,378	—	12,156,378
Total Investments	$34,272,108	$2,060,150,854	$2,098,312	$2,096,521,274
Forward Foreign Currency Exchange Contracts	$ —	$ 373,483	$ —	$ 373,483
Futures Contracts	533,478	—	—	533,478
Swap Contracts	—	137,142	—	137,142
Total	$34,805,586	$2,060,661,479	$2,098,312	$2,097,565,377
Liability Description
TBA Sale Commitments	$ —	$ (21,739,239)	$ —	$ (21,739,239)
Forward Foreign Currency Exchange Contracts	—	(1,732,914)	—	(1,732,914)
Futures Contracts	(789,398)	—	—	(789,398)
Swap Contracts	—	(35,992)	—	(35,992)
Total	$ (789,398)	$ (23,508,145)	$ —	$ (24,297,543)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Eaton Vance
Limited Duration Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.